           AS FILED WITH THE SECURITIES AND EXCHANGE ON MARCH 29, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

        MEMBERS MUTUAL FUNDS

        QUARTERLY PORTFOLIO HOLDINGS REPORT

        January 31, 2005

        CASH RESERVES FUND

        BOND FUND

        HIGH INCOME FUND

        BALANCED FUND

        GROWTH AND INCOME FUND

        CAPITAL APPRECIATION FUND

        MID-CAP FUND

        MULTI-CAP GROWTH FUND

        INTERNATIONAL STOCK FUND

                  TABLE OF CONTENTS

                                                PAGE
                                                ----
PORTFOLIOS OF INVESTMENTS
   Cash Reserves Fund .........................   2
   Bond Fund ..................................   3
   High Income Fund ...........................   6
   Balanced Fund ..............................  14
   Growth and Income Fund .....................  18
   Capital Appreciation Fund ..................  20
   Mid-Cap Fund ...............................  22
   Multi-Cap Growth Fund ......................  24
   International Stock Fund ...................  26

NOTES TO PORTFOLIOS OF INVESTMENTS ............  30

OTHER INFORMATION .............................  34

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005           [MEMBERS MUTUAL FUNDS LOGO]

2           CASH RESERVES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                      Value
 Par Value                                           (Note 1)
----------                                         ------------
 COMMERCIAL PAPER (A) - 56.71%

           CHEMICALS - 4.31%
$ 800,000  E.I. du Pont de Nemours & Co.
           2.250%, due 02/07/05 ................   $    799,700
                                                   ------------
           CONSUMER STAPLES - 8.32%
  620,000  Coca-Cola Co.
           2.320%, due 02/11/05 ................        619,601
  500,000  Nestle Capital Corp.
           2.250%, due 02/04/05 ................        499,906
  426,000  PepsiCo, Inc.
           2.450%, due 02/14/05 ................        425,623
                                                   ------------
                                                      1,545,130
                                                   ------------
           FINANCE - 27.66%
  900,000  American Express Credit Corp.
           2.420%, due 02/03/05 ................        899,879
  800,000  American General Finance Corp.
           2.320%, due 02/01/05 ................        800,000
  343,000  CIT Group, Inc.
           2.400%, due 02/22/05 ................        342,520
  750,000  General Electric Capital Corp.
           2.440%, due 02/28/05 ................        748,628
  750,000  Goldman Sachs Group, Inc.
           2.370%, due 02/22/05 ................        748,963
  800,000  HSBC Finance Corp.
           2.460%, due 03/01/05 ................        798,469
  800,000  Toyota Motor Credit Co.
           2.540%, due 03/29/05 ................        796,839
                                                   ------------
                                                      5,135,298
                                                   ------------
           FOREIGN - 4.04%
  750,000  Government of Quebec (D)
           2.360%, due 02/17/05 ................        749,213
                                                   ------------
           HEALTH CARE - 12.38%
  800,000  Abbott Laboratories
           2.280%, due 02/17/05 ................        799,190
  750,000  Medtronic, Inc.
           2.250%, due 02/08/05 ................        749,672
  750,000  Pfizer, Inc.
           2.260%, due 02/22/05 ................        749,011
                                                   ------------
                                                      2,297,873
                                                   ------------
           TOTAL COMMERCIAL PAPER ..............     10,527,214
                                                   ------------
           (Cost $10,527,214)

 CORPORATE NOTES AND BONDS - 11.04%

           FINANCE - 11.04%
  800,000  American Honda Finance Corp.
           2.410%, due 03/10/05 (C)(G) .........        800,000
  500,000  CIT Group, Inc.
           2.560%, due 02/14/05 (G) ............        500,041
  750,000  Wells Fargo Financial
           2.570%, due 03/14/05 (G)  ...........        750,604
                                                   ------------
           TOTAL CORPORATE NOTES AND BONDS .....      2,050,645
                                                   ------------
           (Cost $2,050,645)

  U.S. GOVERNMENT AND AGENCY OBLIGATIONS-33.25%

           FEDERAL HOME LOAN BANK - 7.54%
  900,000  2.220%, due 02/02/05 (A).............        899,945
  500,000  1.305%, due 04/22/05 ................        500,000
                                                   ------------
                                                      1,399,945
                                                   ------------
           FEDERAL NATIONAL MORTGAGE
             ASSOCIATION - 6.95%
  500,000  2.488%, due 02/01/05 (G) ............        499,949
  800,000  2.650%, due 07/22/05 (A) ............        789,930
                                                   ------------
                                                      1,289,879
                                                   ------------
           U.S. TREASURY BILLS (A) - 16.07%
1,000,000  1.975%, due 04/21/05 ................        995,666
1,000,000  2.460%, due 05/05/05 ................        993,782
1,000,000  2.265%, due 05/12/05 ................        993,708
                                                   ------------
                                                      2,983,156
                                                   ------------
           U.S. TREASURY STRIP (A) - 2.69%

   500,00  1.420%, due 02/15/05 ................        499,731
                                                   ------------

           TOTAL U.S. GOVERNMENT AND
           AGENCY   OBLIGATIONS ................      6,172,711
                                                   ------------
           (Cost $6,172,711)

Shares
------
INVESTMENT COMPANIES - 4.30%
  500,000  One Group Institutional Prime Money
           Market Fund .........................        500,000
  298,250  SSgA Prime Money Market Fund.........        298,250
                                                   ------------
           TOTAL INVESTMENT COMPANIES ..........        798,250
                                                   ------------
           (Cost $798,250)

TOTAL INVESTMENTS - 105.30% ....................     19,548,820
                                                   ------------
(Cost $19,548,820**)
NET OTHER ASSETS AND LIABILITIES - (5.30)% .....       (984,584)
                                                   ------------
TOTAL NET ASSETS - 100.00%......................   $ 18,564,236
                                                   ============

------------------------------------
**  Aggregate cost is the same for financial reporting and Federal tax purposes.

(A) Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.04% of total net assets.

(G) Floating rate note. Date shown is next reset date.

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]           QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

               BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)               3

                                                       Value
Par Value                                            (Note 1)
---------                                          ------------
ASSET BACKED - 6.25%
$   345,000  Aames Mortgage Investment Trust,
             Series 2004-1, Class B1A (G)(M)
             5.530%, due 01/25/35 ...............  $    329,586
    107,994  ABSC Long Beach Home Equity Loan
             Trust,
             Series 2000-LB1, Class AF5 (M)
             8.050%, due 09/21/30 ...............       108,853
    300,000  Ameriquest Mortgage Securities,
             Inc.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34 ...............       300,212
    860,000  Citibank Credit Card Issuance
             Trust,
             Series 2004-A1, Class A1
             2.550%, due 01/20/09 ...............       843,301
  1,000,000  Countrywide Asset-Backed
             Certificates,
             Series 2003-S1, Class A4 (M)
             5.009%, due 12/25/32 ...............     1,013,402
    560,000  GMAC Home Equity Loan Trust,
             Series 2004-HE2, Class M1 (G)
             3.960%, due 10/25/33 ...............       543,153
    700,000  Green Tree Home Equity Loan Trust,
             Series 1999-A, Class B1
             8.970%, due 11/15/27 ...............       766,401
  1,500,000  New Century Home Equity Loan Trust,
             Series 2003-5, Class AI5
             5.500%, due 11/25/33 ...............     1,554,705
  1,621,000  Residential Asset Mortgage
             Products, Inc.,
             Series 2003-RS9, Class AI5
             4.990%, due 03/25/31................     1,631,684
                                                   ------------
             TOTAL ASSET BACKED..................     7,091,297
                                                   ------------
             (Cost $6,941,870)

  COMMERCIAL MORTGAGE BACKED - 6.10%
  1,030,915  Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2001-TOP4, Class A1
             5.060%, due 11/15/16 ...............     1,058,472
    525,000  Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2004-T16, Class A2
             3.700%, due 02/13/46 ...............       520,222
    525,000  Bear Stearns Commercial Mortgage
             Securities, Inc.,
             Series 2004-T16, Class A6 (G)
             4.750%, due 02/13/46 ...............       527,249
  1,200,000  Greenwich Capital Commercial
             Funding Corp.,
             Series 2004-GG1, Class A7 (G)
             5.317%, due 06/10/36 ...............     1,258,534
    868,177  Morgan Stanley Capital I, Inc.,
             Series 1999-CAM1, Class A3
             6.920%, due 03/15/32 ...............       916,787
  1,150,000  Morgan Stanley Capital I, Inc.,
             Series 2004-HQ4, Class A7
             4.970%, due 04/14/40 ...............     1,172,479
    500,000  Morgan Stanley Capital I,
             Inc.,
             Series 2004-TP13, Class A3
             4.390%, due 09/13/45 ...............       496,634
    992,997  Wachovia Bank Commercial Mortgage
             Trust,
             Series 2003-C6, Class A1
             3.364%, due 08/15/35 ...............       979,518
                                                   ------------
             TOTAL COMMERCIAL MORTGAGE BACKED....     6,929,895
                                                   ------------
             (Cost $6,871,489)

PRIVATE LABEL MORTGAGE BACKED - 0.91%
  1,037,485  Countrywide Alternative Loan Trust,
             Series 2002-5, Class A10
             6.750%, due 06/25/32 ...............     1,035,451
                                                   ------------
             TOTAL PRIVATE LABEL MORTGAGE
             BACKED .............................     1,035,451
                                                   ------------
             (Cost $1,061,273)

CORPORATE NOTES AND BONDS - 30.36%

             CABLE - 1.17%
    800,000  Comcast Corp.
             5.300%, due 01/15/14 ...............       825,045
    500,000  Cox Communications, Inc.
             6.875%, due 06/15/05 ...............       506,383
                                                   ------------
                                                      1,331,428
                                                   ------------
             CAPITAL GOODS - 0.87%
  1,000,000  Caterpillar Financial Services
             Corp.
             2.500%, due 10/03/06 ...............       982,467
                                                   ------------
             COMMUNICATION SERVICES - 0.43%
    500,000  Clear Channel Communications,
             Inc. (O)
             4.250%, due 05/15/09 ...............       491,027
                                                   ------------
             CONSUMER DISCRETIONARY - 2.93%
    750,000  American Association of Retired
             Persons (C)
             7.500%, due 05/01/31................       927,790
    700,000  Carnival Corp. (D)
             3.750%, due 11/15/07 ...............       696,650
  1,000,000  Cendant Corp.
             6.250%, due 01/15/08 ...............     1,060,622
    575,000  ERAC USA Finance Co. (C)
             6.700%, due 06/01/34 ...............       644,257
                                                   ------------
                                                      3,329,319
                                                   ------------
             CONSUMER STAPLES - 0.67%
    750,000  Coca-Cola Enterprises, Inc.
             4.375%, due 09/15/09 ...............       758,251
                                                   ------------
             ENERGY - 3.46%
    240,000  Amerada Hess Corp.
             7.875%, due 10/01/29 ...............       294,292
    500,000  Burlington Resources Finance Co.
             5.700%, due 03/01/07 ...............       518,206
    500,000  Occidental Petroleum Corp.
             5.875%, due 01/15/07 ...............       520,005
    800,000  Pemex Project Funding Master Trust
             7.375%, due 12/15/14 ...............       894,000
    450,000  Texaco Capital, Inc.
             5.700%, due 12/01/08 ...............       456,157
  1,000,000  Valero Energy Corp. (O)
             7.500%, due 04/15/32 ...............     1,240,713
                                                   ------------
                                                      3,923,373
                                                   ------------
             FINANCE - 6.97%
    500,000  AIG SunAmerica Global
             Financing XII (C)
             5.300%, due 05/30/07 ...............       517,321
    500,000  American General Finance Corp.
             4.625%, due 09/01/10 ...............       505,988

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005           [MEMBERS MUTUAL FUNDS LOGO]

4         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                             Value
Par Value                                                   (Note 1)
---------                                                  ----------
CORPORATE NOTES AND BONDS (CONTINUED)

             FINANCE (CONTINUED)
$   850,000  Bank of America Corp.
             4.875%, due 01/15/13.......................    $ 871,707
    500,000  Bear Stearns Cos., Inc.
             7.800%, due 08/15/07.......................      548,997
    500,000  CIT Group, Inc.
             7.375%, due 04/02/07.......................      536,940
    500,000  GE Global Insurance Holding Corp.
             7.000%, due 02/15/26.......................      557,361
    330,000  GE Global Insurance Holding Corp.
             7.750%, due 06/15/30.......................      401,751
    750,000  Goldman Sachs Group, Inc.
             5.700%, due 09/01/12.......................      797,070
    750,000  Household Finance Corp.
             6.500%, due 11/15/08.......................      812,460
    500,000  Merrill Lynch & Co., Inc.
             7.375%, due 05/15/06.......................      525,930
    500,000  U.S. Bank N.A.
             6.300%, due 02/04/14.......................      557,767
    750,000  Wachovia Corp.
             4.950%, due 11/01/06.......................      767,506
    500,000  Washington Mutual Finance Corp.
             6.250%, due 05/15/06.......................      517,589
                                                           ----------
                                                            7,918,387
                                                           ----------
             HEALTH CARE - 0.34%
    345,000  Merck & Co., Inc.
             6.400%, due 03/01/28.......................      386,267
                                                           ----------
             INDUSTRIALS - 4.64%
    500,000  DaimlerChrysler NA Holding Corp.
             4.750%, due 01/15/08.......................      508,403
  1,000,000  Dow Chemical Co.
             5.750%, due 12/15/08.......................    1,060,837
    500,000  Ford Motor Credit Co.
             7.600%, due 08/01/05.......................      509,545
    800,000  General Electric Co.
             5.000%, due 02/01/13.......................      824,418
    500,000  General Motors Acceptance Corp.
             6.125%, due 08/28/07.......................      507,373
    600,000  General Motors Acceptance Corp.
             6.875%, due 09/15/11.......................      602,500
    200,000  International Paper Co.
             7.875%, due 08/01/06.......................      211,670
    192,000  Raytheon Co. (O)
             4.500%, due 11/15/07.......................      196,259
    235,000  Waste Management, Inc.
             7.125%, due 12/15/17.......................      273,658
    500,000  Weyerhaeuser Co.
             6.875%, due 12/15/33.......................      576,491
                                                           ----------
                                                            5,271,154
                                                           ----------
             PIPELINE - 1.02%
    750,000  Kinder Morgan, Inc.
             6.650%, due 03/01/05.......................      752,213
    345,000  Kinder Morgan, Inc.
             7.250%, due 03/01/28.......................      402,850
                                                           ----------
                                                            1,155,063
                                                           ----------
             REITS - 0.25%
    270,000  Simon Property Group, L.P.(C)(O)
             5.625%, due 08/15/14.......................      281,360
                                                           ----------
             TELECOMMUNICATIONS - 1.65%
    500,000  Bellsouth Capital Funding Corp.
             7.875%, due 02/15/30.......................      638,555
    250,000  Sprint Capital Corp.
             7.125%, due 01/30/06.......................      258,707
    200,000  Telephone & Data Systems, Inc.
             7.000%, due 08/01/06.......................      208,530
    250,000  Verizon Wireless Capital LLC
             5.375%, due 12/15/06.......................      257,784
    500,000  Vodafone Group PLC (D)
             5.000%, due 12/16/13.......................      512,062
                                                           ----------
                                                            1,875,638
                                                           ----------
             TRANSPORTATION - 1.75%
    750,000  Burlington Northern Santa Fe Corp.
             6.375%, due 12/15/05.......................      769,622
    285,000  Burlington Northern Santa Fe Corp.
             4.875%, due 01/15/15.......................      286,402
    750,000  Norfolk Southern Corp.
             7.250%, due 02/15/31.......................      931,663
                                                           ----------
                                                            1,987,687
                                                           ----------
             UTILITIES - 4.21%
    550,000  Constellation Energy Group, Inc.
             4.550%, due 06/15/15.......................      530,826
    750,000  DTE Energy Co.
             6.450%, due 06/01/06.......................      776,435
    500,000  Energy East Corp.
             8.050%, due 11/15/10.......................      585,123
    750,000  Niagara Mohawk Power Co.
             7.750%, due 05/15/06.......................      789,357
    285,000  Pacific Gas and Electric Co.
             6.050%, due 03/01/34.......................      306,341
    250,000  Progress Energy, Inc. (O)
             7.750%, due 03/01/31.......................      308,484
    600,000  Virginia Electric and
               Power Co., Series A
             5.750%, due 03/31/06.......................      615,300
    750,000  Wisconsin Electric Power Co.
             6.500%, due 06/01/28.......................      865,308
                                                           ----------
                                                            4,777,174
                                                           ----------
             TOTAL CORPORATE NOTES AND BONDS               34,468,595
                                                           ----------
             (Cost $33,031,884)

MORTGAGE BACKED - 31.13%

             FEDERAL HOME LOAN MORTGAGE CORP. - 8.83%
  1,115,792  5.000%, due 05/01/18 Pool # E96322.........    1,134,371
    814,885  7.000%, due 07/15/27 Series 1974,
              Class ZA..................................      853,077
  2,500,000  5.500%, due 05/15/28 Series 2519,
              Class NG..................................    2,543,933
     14,631  8.000%, due 06/01/30 Pool # C01005.........       15,829
    158,441  7.000%, due 03/01/31 Pool # C48133.........      167,735
    291,442  6.500%, due 01/01/32 Pool # C62333.........      305,448
    712,595  6.000%, due 09/01/32 Pool # C70558.........      736,407

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]           QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)         5

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            ------------
MORTGAGE BACKED (CONTINUED)

               FEDERAL HOME LOAN MORTGAGE CORP.(CONTINUED)
$  3,028,480   5.000%, due 07/01/33 Pool # A11325 .................  $  3,031,697
     382,126   6.000%, due 10/01/34 Pool # A28439 .................       394,817
     393,125   6.000%, due 10/01/34 Pool # A28598 .................       406,181
     425,374   6.000%, due 11/01/34 Pool # A28556 .................       439,500
                                                                     ------------
                                                                       10,028,995
                                                                     ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.29%
      95,671   6.000%, due 05/01/16 Pool # 582558 .................       100,177
   1,195,424   5.500%, due 02/01/18 Pool # 673194 .................     1,234,573
   1,373,672   4.500%, due 09/01/18 Pool # 737144 .................     1,374,904
     166,339   6.000%, due 05/01/21 Pool # 253847 .................       172,759
   1,019,224   5.500%, due 12/01/22 Pool # 254587 .................     1,046,865
      54,563   7.000%, due 12/01/29 Pool # 762813 .................        58,118
     181,410   7.000%, due 11/01/31 Pool # 607515 .................       192,043
     233,891   6.000%, due 02/01/32 Pool # 611619 .................       241,560
     736,281   6.500%, due 03/01/32 Pool # 631377 .................       770,865
      19,944   7.000%, due 04/01/32 Pool # 641518 .................        21,106
      74,226   7.000%, due 05/01/32 Pool # 644591 .................        78,576
   1,998,766   6.500%, due 06/01/32 Pool # 545691 .................     2,092,650
      31,092   7.000%, due 08/01/32 Pool # 641302 .................        32,905
     594,307   6.000%, due 12/01/32 Pool # 676552 .................       613,794
   2,582,251   5.500%, due 04/01/33 Pool # 690206 .................     2,632,759
     580,106   6.000%, due 08/01/33 Pool # 729418 .................       599,032
     888,195   6.000%, due 08/01/33 Pool # 729423 .................       917,172
   1,325,941   5.000%, due 10/01/33 Pool # 254903 .................     1,326,091
   2,319,062   5.500%, due 11/01/33 Pool # 555880 .................     2,364,422
     199,700   5.000%, due 05/01/34 Pool # 775604 .................       199,351
     482,337   5.000%, due 05/01/34 Pool # 780890 .................       481,495
     309,205   5.000%, due 06/01/34 Pool # 255230 .................       308,665
   2,605,447   5.500%, due 06/01/34 Pool # 780384 .................     2,655,008
     111,404   7.000%, due 07/01/34 Pool # 792636 .................       117,895
                                                                     ------------
                                                                       19,632,785
                                                                     ------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.01%
      32,300   8.000%, due 10/20/15 Pool # 002995 .................        34,317
   1,100,000   5.008%, due 12/16/25 Series 2004-43, Class C (G)....     1,131,442
   1,685,838   6.500%, due 09/20/28 Series 1998-21,Class ZB........     1,758,747
     123,149   6.500%, due 02/20/29 Pool # 002714 .................       129,473
      93,135   6.500%, due 04/20/31 Pool # 003068 .................        97,868
   2,400,000   6.000%, due 07/20/32 Series 2002-50, Class PE ......     2,532,428
                                                                     ------------
                                                                        5,684,275
                                                                     ------------
               TOTAL MORTGAGE BACKED ..............................    35,346,055
                                                                     ------------
               (Cost $34,677,685)
U.S.GOVERNMENT AND AGENCY OBLIGATIONS - 22.72%

               FEDERAL FARM CREDIT BANK - 0.49%
     500,000   5.875%, due 10/03/16  ..............................       555,269
                                                                     ------------
               FEDERAL HOME LOAN MORTGAGE CORP. - 3.60%
   2,500,000   4.875%, due 11/15/13 ...............................     2,581,762
   1,500,000   4.500%, due 01/15/14 ...............................     1,507,002
                                                                     ------------
                                                                        4,088,764
                                                                     ------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.84%
   3,000,000   4.000%, due 09/02/08 (O) ...........................     3,000,525
   1,300,000   4.125%, due 04/15/14 ...............................     1,270,017
   1,000,000   6.625%, due 11/15/30 ...............................     1,233,957
                                                                     ------------
                                                                        5,504,499
                                                                     ------------
               U.S. TREASURY BOND - 2.02%
   1,855,000   6.250%, due 05/15/30 (O) ...........................     2,291,359
                                                                     ------------
               U.S. TREASURY NOTES - 11.77%
     350,000   1.500%, due 03/31/06 (O)............................       343,970
   2,450,000   2.000%, due 05/15/06 (O)............................     2,417,653
   2,600,000   2.625%, due 11/15/06 (O)............................     2,572,882
   3,780,000   3.250%, due 01/15/09 (O)............................     3,736,443
   2,135,000   5.000%, due 02/15/11 (O)............................     2,269,938
     725,000   4.250%, due 11/15/13 (O)............................       732,987
     730,000   4.000%, due 02/15/14 (O)............................       724,126
     560,000   4.250%, due 11/15/14 (O)............................       565,163
                                                                     ------------
                                                                       13,363,162
                                                                     ------------
               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS .................................    25,803,053
                                                                     ------------
              (Cost $25,491,479)

Shares
------
INVESTMENT COMPANIES - 17.40%
   2,051,523   SSgA Prime Money Market Fund........................     2,051,523
  17,699,789   State Street Navigator Securities
               Lending Prime Portfolio (I).........................    17,699,789
                                                                     ------------
               TOTAL INVESTMENT COMPANIES..........................    19,751,312
                                                                     ------------
               (Cost $19,751,312)
TOTAL INVESTMENTS - 114.87%........................................   130,425,658
                                                                     ------------
(Cost $  127,826,992**)
NET OTHER ASSETS AND LIABILITIES - (14.87)%                           (16,881,210)
                                                                     ------------
TOTAL NET ASSETS - 100.00%.........................................  $113,544,448
                                                                     ============

----------------------------
**  Aggregate cost for Federal tax purposes was $128,043,283.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.06% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of January 31, 2005.

(I) Represents collateral held in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O) All (or a portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005           [MEMBERS MUTUAL FUNDS LOGO]

6             HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                    Value
Par Value                                                          (Note 1)
---------                                                         ----------
 ASSET BACKED - 0.60%
$   60,456   Continental Airlines, Inc.,
             Series 1997-4, Class B
             6.900%, due 01/02/17 .............................   $   48,083
    43,369   Continental Airlines, Inc.,
             Series 1998-1, Class B
             6.748%, due 03/15/17 .............................       34,885
   116,423   Continental Airlines, Inc.,
             Series 1999-1, Class B
             6.795%, due 08/02/18 .............................       95,715
   134,132   Continental Airlines, Inc.,
             Series 1999-2, Class B
             7.566%, due 03/15/20 .............................      108,626
   139,500   Crest, Ltd.,
             Series 2004-1A, Class G2
             7.000%, due 01/28/40 .............................      130,841
                                                                  ----------
             TOTAL ASSET BACKED ...............................      418,150
                                                                  ----------
             ( Cost $412,709 )

COMMERCIAL MORTGAGE BACKED - 1.71%
   147,840   Arcap Reit, Inc.,
             Series 2004-RR3, Class H (C)
             6.100%, due 09/21/45 .............................      127,937
   352,233   Asset Securitization Corp.,
             Series 1996-MD6, Class A7 (G)
             8.289%, due 11/13/29 .............................      368,438
   180,000   Commercial Mortgage Acceptance Corp.,
             Series 1998-C2, Class F (C)(G)
             5.440%, due 09/15/30 .............................      182,076
   100,000   CS First Boston Mortgage Securities Corp.,
             Series 1998-C2, Class F (C)
             6.750%, due 11/11/30 .............................      100,365
   120,000   First Union National Bank Commercial Mortgage,
             Series 2000-C2, Class H
             6.750%, due 10/15/32 .............................      113,450
    85,000   GE Capital Commercial Mortgage Corp.,
             Series 2000-1, Class F (C)(G)
             7.653%, due 01/15/33 .............................       94,291
   115,000   GMAC Commercial Mortgage Securities, Inc.,
             Series 2001-C1, Class G (C)(G)
             7.908%, due 04/15/34 .............................      128,728
 1,003,958   Morgan Stanley Capital I, Inc.,
             Series 2004-RR, Class FX (C)
             13.366%, due 04/28/39 IO .........................       76,370
                                                                  ----------
             TOTAL COMMERCIAL MORTGAGE BACKED .................    1,191,655
                                                                  ----------
             ( Cost $1,098,261 )

CORPORATE NOTES AND BONDS - 88.41%

             AEROSPACE/DEFENSE - 0.79%
   205,000   L-3 Communications Corp.
             6.125%, due 01/15/14 .............................      209,100
   145,000   L-3 Communications Corp. (C)
             5.875%, due 01/15/15 .............................      144,275
   185,000   TransDigm, Inc.
             8.375%, due 07/15/11 .............................      196,100
                                                                  ----------
                                                                     549,475
                                                                  ----------
             BASIC MATERIALS - 4.92%
   305,000   Abitibi-Consolidated, Inc. (D)(O)
             8.550%, due 08/01/10 .............................      327,494
   155,000   Buckeye Technologies, Inc.
             8.500%, due 10/01/13 .............................      166,625
   310,000   Equistar Chemicals LP/Equistar Funding Corp.
             10.625%, due 05/01/11 ............................      356,500
   555,000   Georgia-Pacific Corp.
             9.375%, due 02/01/13 .............................      638,943
   220,000   Hexcel Corp.
             9.750%, due 01/15/09 .............................      229,350
   288,000   Huntsman International LLC (O)
             10.125%, due 07/01/09 ............................      302,400
   140,000   Huntsman International LLC (C)(O)
             7.375%, due 01/01/15 .............................      139,300
   172,000   Interface, Inc.
             10.375%, due 02/01/10 ............................      197,800
   170,000   Newark Group, Inc.
             9.750%, due 03/15/14 .............................      178,075
   195,000   Norske Skog Canada, Ltd., Series D (D)
             8.625%, due 06/15/11 .............................      205,725
   190,000   Norske Skog Canada, Ltd. (D)
             7.375%, due 03/01/14 .............................      191,900
   415,000   Rhodia S.A. (D)(O)
             8.875%, due 06/01/11 .............................      425,375
    65,000   Sovereign Specialty Chemicals, Inc.
             11.875%, due 03/15/10 ............................       68,900
                                                                  ----------
                                                                   3,428,387
                                                                  ----------
             BUILDING AND CONSTRUCTION - 2.13%
   330,000   Building Materials Corp. of America (C)
             7.750%, due 08/01/14 .............................      333,300
    85,000   Corrections Corp. of America
             9.875%, due 05/01/09 .............................       93,500
    75,000   Corrections Corp. of America
             7.500%, due 05/01/11 .............................       79,781
   240,000   D. R. Horton, Inc.
             8.000%, due 02/01/09 .............................      268,252
   175,000   Joy Global, Inc., Series B
             8.750%, due 03/15/12 .............................      196,000
   240,000   Nortek, Inc. (C)
             8.500%, due 09/01/14 .............................      246,600
   250,000   WCI Communities, Inc. (O)
             7.875%, due 10/01/13 .............................      266,875
                                                                  ----------
                                                                   1,484,308
                                                                  ----------
             CHEMICALS AND DRUGS - 3.15%
   165,000   Acetex Corp. (D)
             10.875%, due 08/01/09 ............................      178,613
   120,000   ARCO Chemical Co.
             9.800%, due 02/01/20 .............................      135,600
   190,000   Hercules, Inc.
             6.750%, due 10/15/29 .............................      194,750
   210,000   IMC Global, Inc. (O)
             10.875%, due 08/01/13 ............................      255,675
    10,000   Kronos International, Inc. (F)
             8.875%, due 06/30/09 .............................       14,096
   175,000   Lyondell Chemical Co.
             9.500%, due 12/15/08 .............................      189,000
   115,000   Lyondell Chemical Co. (O)
             11.125%, due 07/15/12 ............................      135,125

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     7

                                                                     Value
Par Value                                                          (Note 1)
---------                                                         ---------
CORPORATE NOTES AND BONDS (CONTINUED)

             CHEMICALS AND DRUGS (CONTINUED)
$   60,000   Nalco Co.
             7.750%, due 11/15/11 .............................   $   64,350
    60,000   Nalco Co.
             8.875%, due 11/15/13 .............................       65,400
   253,000   Nalco Finance Holdings, Inc. (B)
             0.000%, due 02/01/14 .............................      190,382
   200,000   Nova Chemicals Corp. (D)
             6.500%, due 01/15/12 .............................      208,750
   125,000   Resolution Performance Products LLC (O)
             13.500%, due 11/15/10 ............................      137,813
   130,000   Rockwood Specialties Group, Inc.
             10.625%, due 05/15/11 ............................      148,200
    50,000   Rockwood Specialties Group, Inc. (C)
             7.500%, due 11/15/14 .............................       51,500
   220,000   Warner Chilcott Corp. (C)
             8.750%, due 02/01/15 .............................      226,050
                                                                  ----------
                                                                   2,195,304
                                                                  ----------
             COMMUNICATION - 6.78%
    98,000   American Tower Corp. (O)
             9.375%, due 02/01/09 .............................      103,023
   125,000   American Tower Corp. (C)
             7.125%, due 10/15/12 .............................      125,625
    85,000   CCO Holdings LLC/CCO Holdings Capital Corp.
             8.750%, due 11/15/13 .............................       86,275
    80,000   Charter Communciations Operating LLC/
             Charter Communications Capital Corp. (C)(O)
             8.375%, due 04/30/14 .............................       82,000
   820,000   Charter Communications Holdings LLC/
             Charter Communications Capital Corp. (O)
             8.625%, due 04/01/09 .............................      656,000
   520,000   Charter Communications Holdings LLC/
             Charter Communications Capital Corp. (O)
             9.920%, due 04/01/11 .............................      413,400
   345,000   Citizens Communications Co.
             9.250%, due 05/15/11 .............................      402,787
    95,000   Citizens Communications Co.
             6.250%, due 01/15/13 .............................       94,763
    15,000   Esprit Telecom Group PLC (D)(E)(L)
             10.875%, due 06/15/08 ............................            2
   855,000   Nextel Communications, Inc.
             7.375%, due 08/01/15 .............................      942,637
   280,000   Qwest Capital Funding, Inc. (O)
             7.250%, due 02/15/11 .............................      268,800
   270,000   Qwest Corp. (C)
             7.875%, due 09/01/11 .............................      288,900
   265,000   Qwest Corp. (C)
             9.125%, due 03/15/12 .............................      301,437
   805,000   Qwest Services Corp. (C)
             14.000%, due 12/15/10 ............................      955,937
                                                                  ----------
                                                                   4,721,586
                                                                  ----------
             CONSUMER CYCLICALS - 1.35%
   255,000   Burns, Philp Capital Property, Ltd. (D)
             9.750%, due 07/15/12 .............................      277,950
   315,000   Safilo Capital International S.A. (C)(F)
             9.625%, due 05/15/13 .............................      421,417
    65,000   Technical Olympic USA, Inc.
             9.000%, due 07/01/10 .............................       69,875
    40,000   Technical Olympic USA, Inc.
             7.500%, due 03/15/11 .............................       40,000
   135,000   Technical Olympic USA, Inc. (C)
             7.500%, due 01/15/15 .............................      130,950
                                                                  ----------
                                                                     940,192
                                                                  ----------
             CONSUMER SERVICES - 2.35%
   410,000   Iron Mountain, Inc.
             8.625%, due 04/01/13 .............................      433,575
    70,000   Iron Mountain, Inc.
             7.750%, due 01/15/15 .............................       71,575
    80,000   Merisant Co. (C)
             10.250%, due 07/15/13 ............................       70,400
   310,000   Roundy's, Inc., Series B (O)
             8.875%, due 06/15/12 .............................      334,800
    80,000   United Biscuits Finance PLC (F)
             10.625%, due 04/15/11 ............................      111,203
   115,000   United Rentals North America, Inc.
             6.500%, due 02/15/12 .............................      112,988
   150,000   United Rentals North America, Inc. (O)
             7.750%, due 11/15/13 .............................      145,875
   150,000   United Rentals North America, Inc. (O)
             7.000%, due 02/15/14 .............................      139,500
   225,000   WDAC Subsidiary Corp. (C)
             8.375%, due 12/01/14 .............................      219,375
                                                                  ----------
                                                                   1,639,291
                                                                  ----------
             CONSUMER STAPLES - 2.23%
   140,000   Carrols Corp. (C)
             9.000%, due 01/15/13 .............................      145,950
   115,000   Church & Dwight Co., Inc. (C)
             6.000%, due 12/15/12 .............................      116,150
   185,000   K2, Inc.
             7.375%, due 07/01/14 .............................      198,644
   125,000   Michael Foods, Inc.
             8.000%, due 11/15/13 .............................      131,563
   165,000   R.J. Reynolds Tobacco Holdings, Inc. (O)
             7.250%, due 06/01/12 .............................      170,775
   240,000   Revlon Consumer Products Corp.
             8.625%, due 02/01/08 .............................      214,200
   185,000   Samsonite Corp.
             8.875%, due 06/01/11 .............................      199,106
   145,000   Seminis Vegetable Seeds, Inc.
             10.250%, due 10/01/13 ............................      173,275
    50,000   Smithfield Foods, Inc.
             7.000%, due 08/01/11 .............................       53,187
   145,000   Smithfield Foods, Inc. (C)
             7.000%, due 08/01/11 .............................      154,244
                                                                  ----------
                                                                   1,557,094
                                                                  ----------
             CONTAINERS/PACKAGING - 4.10%
     7,000   Corp Durango, S.A. de C.V. (D)(E)
             13.125%, due 08/01/06 ............................        5,145
     3,000   Corp Durango, S.A. de C.V. (D)(E)
             13.500%, due 08/01/08 ............................        2,205
   279,000   Corp Durango, S.A. de C.V., Series A (C)(D)(E)
             13.750%, due 07/15/09 ............................      205,065

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

8     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                Value
   Par Value                                                  (Note 1)
---------------                                             -------------
CORPORATE NOTES AND BONDS (CONTINUED)

                  CONTAINERS/PACKAGING (CONTINUED)
$       250,000   Crown European Holdings S.A. (D)
                  9.500%, due 03/01/11 ..................   $     278,750
        250,000   Crown European Holdings S.A. (D)
                  10.875%, due 03/01/13 .................         293,125
        260,000   Graphic Packaging Corp.
                  9.500%, due 08/15/13 ..................         289,900
        190,000   Greif, Inc.
                  8.875%, due 08/01/12 ..................         209,950
        175,000   Jefferson Smurfit Corp.
                  8.250%, due 10/01/12 ..................         185,500
         90,000   JSG Holding PLC (C)(F)(L)
                  11.500%, due 10/01/15 PIK .............         118,104
        190,000   Owens-Brockway Glass Container, Inc.
                  8.875%, due 02/15/09 ..................         205,437
        115,000   Owens-Brockway Glass Container, Inc.
                  8.750%, due 11/15/12 ..................         127,938
        310,000   Owens-Brockway Glass Container, Inc.
                  8.250%, due 05/15/13 ..................         337,125
        135,000   Owens-Illinois, Inc. (O)
                  7.800%, due 05/15/18 ..................         140,400
        105,000   Plastipak Holdings, Inc.
                  10.750%, due 09/01/11 .................         118,125
         25,000   Pliant Corp. (B)
                  0.000%, due 06/15/09 ..................          23,250
        175,000   Pliant Corp. (O)
                  13.000%, due 06/01/10 .................         171,500
          1,000   Pliant Corp. (O)
                  13.000%, due 06/01/10 .................             980
        140,000   Stone Container Finance Co. (D)(O)
                  7.375%, due 07/15/14 ..................         144,200
                                                            -------------
                                                                2,856,699
                                                            -------------
                  DURABLE GOODS - 1.54%
        270,000   Dana Corp.
                  7.000%, due 03/01/29 ..................         268,208
         65,000   Metaldyne Corp. (O)
                  11.000%, due 06/15/12 .................          53,950
        140,000   Metaldyne Corp. (C)(O)
                  10.000%, due 11/01/13 .................         130,900
        250,000   Navistar International Corp. (O)
                  7.500%, due 06/15/11 ..................         266,875
        155,000   Rexnord Corp.
                  10.125%, due 12/15/12 .................         173,600
        100,000   Tenneco Automotive, Inc., Series B
                  10.250%, due 07/15/13 .................         117,500
         60,000   Tenneco Automotive, Inc. (C)
                  8.625%, due 11/15/14 ..................          62,400
                                                            -------------
                                                                1,073,433
                                                            -------------
                  ENERGY - 11.94%
        440,000   AES Corp. (C)
                  8.750%, due 05/15/13 ..................         492,800
        110,000   AES Corp. (C)
                  9.000%, due 05/15/15 ..................         124,300
        250,000   Allegheny Energy Supply Co., LLC (C)(O)
                  8.250%, due 04/15/12 ..................         278,125
        185,000   Amerada Hess Corp.
                  7.300%, due 08/15/31 ..................         214,811
        215,000   AmeriGas Partners, L.P./
                  AmeriGas Eagle Finance Corp., Series B
                  8.875%, due 05/20/11 ..................         232,200
        185,000   Belden & Blake Corp. (C)
                  8.750%, due 07/15/12 ..................         186,156
        165,000   Calpine Canada Energy Finance ULC (D)
                  (O) 8.500%, due 05/01/08 ..............         121,275
        620,000   Calpine Corp. (C)(O)
                  8.750%, due 07/15/13 ..................         471,200
        184,000   Centerpoint Energy, Inc, Series B
                  7.250%, due 09/01/10 ..................         204,814
        120,000   Chesapeake Energy Corp.
                  8.125%, due 04/01/11 ..................         129,600
        203,000   Chesapeake Energy Corp.
                  7.000%, due 08/15/14 ..................         215,180
        105,000   Chesapeake Energy Corp. (C)
                  6.375%, due 06/15/15 ..................         107,100
        285,000   Chesapeake Energy Corp.
                  6.875%, due 01/15/16 ..................         296,400
        175,000   CMS Energy Corp.
                  8.500%, due 04/15/11 ..................         195,344
        100,000   Edison Mission Energy
                  7.730%, due 06/15/09 ..................         106,000
        455,000   El Paso Corp. (O)
                  7.000%, due 05/15/11 ..................         457,275
        245,000   El Paso Natural Gas Co., Series A
                  7.625%, due 08/01/10 ..................         268,888
        360,000   El Paso Production Holding Co.
                  7.750%, due 06/01/13 ..................         374,400
        120,000   Encore Acquisition Co.
                  8.375%, due 06/15/12 ..................         132,300
        175,000   Encore Acquisition Co.
                  6.250%, due 04/15/14 ..................         174,562
         93,000   Enterprise Products Operating L.P.,
                  Series B 6.375%, due 02/01/13 .........         100,832
        187,000   Enterprise Products Operating L.P. (C)
                  5.600%, due 10/15/14 ..................         191,620
        335,000   FirstEnergy Corp., Series B (N)
                  6.450%, due 11/15/11 ..................         363,544
        100,000   FirstEnergy Corp., Series C
                  7.375%, due 11/15/31 ..................         116,280
        175,000   Foundation Pennsylvania Coal Co. (C)...
                  7.250%, due 08/01/14 ..................         183,313
        160,000   Gaz Capital S.A. (C)(D)(O)
                  8.625%, due 04/28/34 ..................         187,600
        190,000   Hanover Compressor Co.
                  9.000%, due 06/01/14 ..................         209,000
        135,000   Newfield Exploration Co. (C)
                  6.625%, due 09/01/14 ..................         142,425
         375,00   NRG Energy, Inc. (C)
                  8.000%, due 12/15/13 ..................         404,062
       100,0000   OAO Gazprom (C)(D)
                  9.625%, due 03/01/13 ..................         119,000
        130,000   Peabody Energy Corp., Series B
                  6.875%, due 03/15/13 ..................         139,100
        185,000   Peabody Energy Corp. (O)
                  5.875%, due 04/15/16 ..................         184,075
        150,000   Petroleum Geo-Services ASA (D)
                  10.000%, due 11/05/10 .................         171,375

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

    HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)       9

                                                                      Value
   Par Value                                                         (Note 1)
---------------                                                   -------------
CORPORATE NOTES AND BONDS (CONTINUED)

                  ENERGY (CONTINUED)
$       190,000   Plains Exploration & Production Co. (O)
                  7.125%, due 06/15/14 ........................   $     208,525
        235,000   Premcor Refining Group, Inc.
                  7.750%, due 02/01/12 ........................         255,563
        120,000   Pride International, Inc. (O)
                  7.375%, due 07/15/14 ........................         132,000
         50,000   PSE&G Power LLC
                  7.750%, due 04/15/11 ........................          58,366
        185,000   Reliant Energy, Inc. (O)
                  9.250%, due 07/15/10 ........................         205,812
         85,000   Reliant Energy, Inc.
                  6.750%, due 12/15/14 ........................          82,875
         75,000   TECO Energy, Inc.
                  7.000%, due 05/01/12 ........................          81,000
                                                                  -------------
                                                                      8,319,097
                                                                  -------------
                  FINANCE - 1.85%
        191,000   Alamosa, Inc. (B)
                  0.000%, due 07/31/09 ........................         205,802
         32,000   Alamosa, Inc.
                  11.000%, due 07/31/10 .......................          37,280
        115,000   BCP Caylux Holdings Luxembourg S.C.A. (C)(D)
                  9.625%, due 06/15/14 ........................         127,650
        145,000   Bombardier Recreational Products, Inc. (D)(O)
                  8.375%, due 12/15/13 ........................         153,338
        210,000   Eircom Funding (D)
                  8.250%, due 08/15/13 ........................         229,425
        220,000   JSG Funding PLC (D)
                  9.625%, due 10/01/12 ........................         243,100
         55,000   K&F Acquisition, Inc. (C)
                  7.750%, due 11/15/14 ........................          54,725
        130,000   Refco Finance Holdings LLC (C)
                  9.000%, due 08/01/12 ........................         141,700
         90,000   Standard Aero Holdings, Inc. (C)
                  8.250%, due 09/01/14 ........................          96,750
                                                                  -------------
                                                                      1,289,770
                                                                  -------------
                  HEALTH CARE SERVICES - 3.29%
        195,000   AmerisourceBergen Corp.
                  7.250%, due 11/15/12 ........................         214,988
        350,000   Cdrv Investors, Inc. (B)(C)
                  0.000%, due 01/01/15 ........................         209,125
        105,000   Extendicare Health Services, Inc. (O)
                  6.875%, due 05/01/14 ........................         106,313
        565,000   HCA, Inc.
                  7.875%, due 02/01/11 ........................         621,134
        165,000   HCA, Inc.
                  6.375%, due 01/15/15 ........................         165,970
        345,000   InSight Health Services Corp., Series B (O)
                  9.875%, due 11/01/11 ........................         343,275
        215,000   Tenet Healthcare Corp.
                  6.500%, due 06/01/12 ........................         191,350
        190,000   Tenet Healthcare Corp. (C)
                  9.875%, due 07/01/14 ........................         197,125
        215,000   US Oncology, Inc. (C)
                  10.750%, due 08/15/14 .......................         245,637
                                                                  -------------
                                                                      2,294,917
                                                                  -------------
                  INDUSTRIALS - 7.22%
        195,000   Affinia Group, Inc. (C)
                  9.000%, due 11/30/14 ........................         200,850
        280,000   AMSTED Industries, Inc. (C)
                  10.250%, due 10/15/11 .......................         315,000
        260,000   BE Aerospace, Inc., Series B (O)
                  8.875%, due 05/01/11 ........................         265,200
         70,000   Case Corp.
                  7.250%, due 01/15/16 ........................          68,950
         25,000   Cooper-Standard Automotive, Inc. (C)
                  8.375%, due 12/15/14 ........................          23,750
        185,000   Da-Lite Screen Co., Inc.
                  9.500%, due 05/15/11 ........................         204,425
        300,000   Flextronics International, Ltd. (D)
                  6.500%, due 05/15/13 ........................         303,750
        195,000   General Binding Corp.
                  9.375%, due 06/01/08 ........................         193,050
         35,000   Grupo Transportacion Ferroviaria
                  Mexicana, S.A. de C.V. (D)
                  12.500%, due 06/15/12 .......................          40,775
        120,000   Integrated Electrical Services, Inc., Series
                  C (O)
                  9.375%, due 02/01/09 ........................         112,200
        180,000   Invensys PLC (C)(D)(O)
                  9.875%, due 03/15/11 ........................         193,050
         65,000   Jacuzzi Brands, Inc.
                  9.625%, due 07/01/10 ........................          72,475
        185,000   JLG Industries, Inc.
                  8.250%, due 05/01/08 ........................         194,250
        480,000   Johnsondiversey Holdings, Inc. (B)
                  0.000%, due 05/15/13 ........................         416,400
        230,000   Johnsondiversey, Inc., Series B
                  9.625%, due 05/15/12 ........................         256,450
        212,000   KI Holdings, Inc. (B)(C)
                  0.000%, due 11/15/14 ........................         132,500
        150,000   Manitowoc Co., Inc. (F)
                  10.375%, due 05/15/11 .......................         218,784
         63,000   Manitowoc Co., Inc. (O)
                  10.500%, due 08/01/12 .......................          72,450
        255,000   Milacron Escrow Corp.
                  11.500%, due 05/15/11 .......................         272,850
        135,000   Ocean Rig Norway AS (D)
                  10.250%, due 06/01/08 .......................         139,050
        180,000   SPX Corp.
                  7.500%, due 01/01/13 ........................         197,550
        100,000   Thermadyne Holdings Corp. (O)
                  9.250%, due 02/01/14 ........................          97,000
        132,000   TRW Automotive, Inc.
                  9.375%, due 02/15/13 ........................         148,500
        130,000   TRW Automotive, Inc. (O)
                  11.000%, due 02/15/13 .......................         152,100
        185,000   Valmont Industries, Inc. (O)
                  6.875%, due 05/01/14 ........................         190,550
        140,000   Werner Holding Co., Inc., Series A (O)
                  10.000%, due 11/15/07 .......................         114,100
        405,000   Xerox Corp.
                  7.625%, due 06/15/13 ........................         436,388
                                                                  -------------
                                                                      5,032,397
                                                                  -------------

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

10     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                   Value
   Par Value                                                      (Note 1)
---------------                                                -------------
CORPORATE NOTES AND BONDS (CONTINUED)

               MACHINERY - 0.71%
$    170,000   Case New Holland, Inc. (C)
               9.250%, due 08/01/11 ........................   $     185,725
     230,000   Terex Corp., Series B (O)
               10.375%, due 04/01/11 .......................         255,300
      50,000   Terex Corp.
               7.375%, due 01/15/14 ........................          52,500
                                                               -------------
                                                                     493,525
                                                               -------------
               MEDIA - 5.74%
     310,000   Allbritton Communications Co.
               7.750%, due 12/15/12 ........................         319,300
     250,000   Cablevision Systems Corp. (C)
               8.000%, due 04/15/12 ........................         270,000
     435,000   CSC Holdings, Inc., Series B
               8.125%, due 08/15/09 ........................         477,412
     150,000   CSC Holdings, Inc. (C)
               6.750%, due 04/15/12 ........................         157,500
     153,000   Dex Media East LLC/ Dex Media East Finance
               Co. 12.125%, due 11/15/12 ...................         183,218
     132,000   Dex Media West LLC, Series B
               9.875%, due 08/15/13 ........................         149,655
     665,000   Dex Media, Inc. (B)(O)
               0.000%, due 11/15/13 ........................         500,412
     165,000   DirecTV Holdings LLC
               8.375%, due 03/15/13 ........................         185,831
     130,000   Emmis Operating Co.
               6.875%, due 05/15/12 ........................         133,250
     345,000   Granite Broadcasting Corp. (O)
               9.750%, due 12/01/10 ........................         332,063
     125,000   Lamar Media Corp.
               7.250%, due 01/01/13 ........................         134,375
     155,000   Lighthouse International Co. S.A. (C)(F)
               8.000%, due 04/30/14 ........................         208,881
      65,000   MediaCom Broadband LLC
               11.000%, due 07/15/13 .......................          70,038
     140,000   MediaCom LLC/ Media Capital Corp. (O)
               9.500%, due 01/15/13 ........................         139,650
     200,000   Medianews Group, Inc.
               6.875%, due 10/01/13 ........................         199,000
     225,000   PRIMEDIA, Inc. (O)
               8.875%, due 05/15/11 ........................         237,375
      50,000   PRIMEDIA, Inc.
               8.000%, due 05/15/13 ........................          51,250
     130,000   Spanish Broadcasting Systems, Inc.
               9.625%, due 11/01/09 ........................         136,500
     110,000   Young Broadcasting, Inc. (O)
               8.500%, due 12/15/08 ........................         117,150
                                                               -------------
                                                                   4,002,860
                                                               -------------
               METALS AND MINING - 1.52%
     150,000   Century Aluminum Co. (C)
               7.500%, due 08/15/14 ........................         160,125
      43,337   Doe Run Resources Corp., Series AI (K)
               14.500%, due 11/01/08 PIK ...................          40,737
     207,000   Freeport-McMoRan Copper & Gold, Inc.
               6.875%, due 02/01/14 ........................         207,000
     143,000   Ispat Inland ULC (D)
               9.750%, due 04/01/14 ........................         176,247
     150,000   Oregon Steel Mills, Inc. (O)
               10.000%, due 07/15/09 .......................         166,500
     220,000   Russel Metals, Inc. (D)
               6.375%, due 03/01/14 ........................         220,000
      60,000   SGL Carbon Luxembourg S.A. (C)(F)
               8.500%, due 02/01/12 ........................          87,514
                                                               -------------
                                                                   1,058,123
                                                               -------------
               PIPELINE - 1.95%
     275,000   ANR Pipeline Co.
               9.625%, due 11/01/21 ........................         343,750
     175,000   Dynegy Holdings, Inc. (C)
               9.875%, due 07/15/10 ........................         191,625
      75,000   Dynegy Holdings, Inc. (O)
               6.875%, due 04/01/11 ........................          69,750
     130,000   Dynegy Holdings, Inc. (C)
               10.125%, due 07/15/13 .......................         145,156
     135,000   Markwest Energy Partners, L.P. (C)
               6.875%, due 11/01/14 ........................         135,675
     437,000   Williams Cos., Inc.
               7.125%, due 09/01/11 ........................         475,238
                                                               -------------
                                                                   1,361,194
                                                               -------------
               PRINTING - 0.35%
      75,000   Cenveo Corp. (O)
               9.625%, due 03/15/12 ........................          80,625
     135,000   Cenveo Corp. (O)
               7.875%, due 12/01/13 ........................         118,125
      37,000   Hollinger, Inc. (C)(D)
               12.875%, due 03/01/11 .......................          42,458
                                                               -------------
                                                                     241,208
                                                               -------------
               REITS - 0.39%
     195,000   Host Marriott L.P.
               7.125%, due 11/01/13 ........................         205,238
      60,000   MeriStar Hospitality Operating Partnership
               L.P. /
               MeriStar Hospitality Finance Corp.
               10.500%, due 06/15/09 .......................          64,950
                                                               -------------
                                                                     270,188
                                                               -------------
               RECREATION - 6.83%
     122,000   AMC Entertainment, Inc. (O)
               9.500%, due 02/01/11 ........................         125,965
     245,000   AMC Entertainment, Inc. (C)
               8.625%, due 08/15/12 ........................         265,825
      95,000   AMF Bowling Worldwide, Inc.
               10.000%, due 03/01/10 .......................          98,800
     185,000   Aztar Corp. (O)
               7.875%, due 06/15/14 ........................         203,500
     285,000   Boyd Gaming Corp.
               6.750%, due 04/15/14 ........................         292,125
     140,000   Caesars Entertainment, Inc.
               8.875%, due 09/15/08 ........................         157,675
     290,000   Caesars Entertainment, Inc.
               8.125%, due 05/15/11 ........................         332,050
      25,000   Herbst Gaming, Inc. (C)
               7.000%, due 11/15/14 ........................          25,125
     470,000   Hilton Hotels Corp. (N)
               7.625%, due 12/01/12 ........................         551,727

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     11

                                                                 Value
   Par Value                                                    (Note 1)
---------------                                              --------------
CORPORATE NOTES AND BONDS (CONTINUED)

               RECREATION (CONTINUED)
$     55,000   Intrawest Corp. (C)(D)
               7.500%, due 10/15/13 ......................   $       57,750
     185,000   Isle of Capri Casinos, Inc.
               7.000%, due 03/01/14 ......................          187,312
     190,000   Loews Cineplex Entertainment Corp. (C)
               9.000%, due 08/01/14 ......................          199,025
     155,000   Mandalay Resort Group (O)
               9.375%, due 02/15/10 ......................          177,863
     160,000   MGM Mirage, Inc.
               8.500%, due 09/15/10 ......................          181,200
     345,000   MGM Mirage, Inc. (O)
               8.375%, due 02/01/11 ......................          386,400
      70,000   MGM Mirage, Inc. (O)
               5.875%, due 02/27/14 ......................           68,600
     130,000   Pinnacle Entertainment, Inc.
               8.250%, due 03/15/12 ......................          138,450
     150,000   Pinnacle Entertainment, Inc., Series B (O)
               8.750%, due 10/01/13 ......................          162,375
     165,000   Royal Caribbean Cruises, Ltd.
               6.875%, due 12/01/13 ......................          179,438
      65,000   Scientific Games Corp. (C)
               6.250%, due 12/15/12 ......................           65,975
     260,000   Six Flags, Inc. (O)
               9.750%, due 04/15/13 ......................          247,650
     395,000   Starwood Hotels & Resorts Worldwide, Inc.
               7.875%, due 05/01/12 ......................          450,300
     195,000   Station Casinos, Inc. (O)
               6.500%, due 02/01/14 ......................          200,850
                                                             --------------
                                                                  4,755,980
                                                             --------------
               RETAIL - 2.69%
     320,000   Couche Tard US L.P.
               7.500%, due 12/15/13 ......................          338,400
     220,000   Dollar General Corp. (O)
               8.625%, due 06/15/10 ......................          255,200
     125,000   Duane Reade, Inc. (C)(O)
               9.750%, due 08/01/11 ......................          113,125
     180,000   Finlay Fine Jewelry Corp. (O)
               8.375%, due 06/01/12 ......................          180,900
      10,000   Jitney-Jungle Stores of America, Inc. (E)
               10.375%, due 09/15/07 .....................                1
     100,000   Remington Arms Co., Inc.
               10.500%, due 02/01/11 .....................           96,250
     280,000   Rite Aid Corp.
               9.250%, due 06/01/13 ......................          278,600
     130,000   Rite Aid Corp. (O)
               6.875%, due 08/15/13 ......................          117,650
     185,000   Saks, Inc.
               7.000%, due 12/01/13 ......................          189,625
     270,000   Williams Scotsman, Inc. (O)
               9.875%, due 06/01/07 ......................          270,000
      35,000   Williams Scotsman, Inc.
               10.000%, due 08/15/08 .....................           38,150
                                                             --------------
                                                                  1,877,901
                                                             --------------
               SCHOOLS - 0.40%
     164,000   KinderCare Learning Centers, Inc., Series B
               9.500%, due 02/15/09 ......................          164,410
     115,000   Knowledge Learning Corp. (C)(H)
               7.750%, due 02/01/15 ......................          115,575
                                                             --------------
                                                                    279,985
                                                             --------------
               TECHNOLOGY - 0.68%
     185,000   Argo-Tech Corp.
               9.250%, due 06/01/11 ......................          202,575
     223,000   Fisher Scientific International, Inc.
               8.125%, due 05/01/12 ......................          246,136
      25,000   MagnaChip Semiconductor (C)(D)
               8.000%, due 12/15/14 ......................           26,094
                                                             --------------
                                                                    474,805
                                                             --------------
               TELECOMMUNICATIONS - 8.06%
      15,000   Adelphia Communications Corp., Class A (E)
               10.250%, due 06/15/11 .....................           13,463
     270,000   AT&T Corp.
               9.050%, due 11/15/11 ......................          313,200
     240,000   Centennial Cellular Corp Operating Co./
               Centennial Communications Corp. LLC
               10.125%, due 06/15/13 .....................          271,800
     200,000   Cincinnati Bell, Inc. (O)
               8.375%, due 01/15/14 ......................          203,000
     175,000   Crown Castle International Corp., Series B
               (O)
               7.500%, due 12/01/13 ......................          185,719
      50,000   Dobson Cellular Systems, Inc. (C)
               8.375%, due 11/01/11 ......................           52,625
      90,000   Dobson Communications Corp. (O)
               8.875%, due 10/01/13 ......................           66,375
     400,000   EchoStar DBS Corp.
               6.375%, due 10/01/11 ......................          408,500
      75,000   FrontierVision Holdings L.P. (E)
               1.000%, due 09/15/07 ......................           97,125
      50,000   FrontierVision Holdings L.P. (E)
               11.875%, due 09/15/07 .....................           64,750
     165,000   FrontierVision Operating Partners L.P. (E)
               11.000%, due 10/15/06 .....................          209,550
     190,000   GCI, Inc.
               7.250%, due 02/15/14 ......................          189,050
     150,000   Innova S de RL de CV (D)(O)
               9.375%, due 09/19/13 ......................          170,250
      95,000   Intelsat, Ltd. (C)(G)
               7.794%, due 01/15/12 ......................           97,850
     210,000   Intelsat, Ltd. (C)
               8.625%, due 01/15/15 ......................          218,662
      25,000   IWO Escrow Co. (C)(G)
               6.608%, due 01/15/12 ......................           25,000
     210,000   Lucent Technologies, Inc. (O)
               5.500%, due 11/15/08 ......................          213,150
     150,000   MCI, Inc.
               6.908%, due 05/01/07 ......................          153,375
     210,000   MCI, Inc.
               7.688%, due 05/01/09 ......................          219,187
      62,000   MCI, Inc.
               8.735%, due 05/01/14 ......................           67,813
     250,000   Nortel Networks, Ltd. (D)
               6.125%, due 02/15/06 ......................          253,437

              See accompanying Notes to Portfolios of Investments.

                                                    [MEMBERS MUTUAL FUNDS  LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

12      HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                    Value
   Par Value                                                       (Note 1)
---------------                                                 --------------
CORPORATE NOTES AND BONDS (CONTINUED)

               TELECOMMUNICATIONS (CONTINUED)
$     70,000   Northern Telecom Capital Corp.
               7.875%, due 06/15/26 .........................   $       69,125
     300,000   PanAmSat Holding Corp. (B)(C)
               0.000%, due 11/01/14 .........................          200,250
     540,000   Paxson Communications Corp. (B)
               0.000%, due 01/15/09 .........................          521,100
     125,000   Rogers Cable, Inc. (D)
               8.750%, due 05/01/32 .........................          142,500
      45,000   Rogers Wireless Communications, Inc. (C)(D)(O)
               8.000%, due 12/15/12 .........................           48,150
     100,000   Rogers Wireless Communications, Inc. (D)
               6.375%, due 03/01/14 .........................          100,750
      95,000   Rogers Wireless Communications, Inc. (C)(D)
               7.500%, due 03/15/15 .........................          101,887
     180,000   Rural Cellular Corp. (O)
               9.875%, due 02/01/10 .........................          191,700
     190,000   Time Warner Telecom Holdings, Inc. (O)
               9.250%, due 02/15/14 .........................          194,750
     145,000   Time Warner Telecom, Inc. (O)
               10.125%, due 02/01/11 ........................          142,100
     185,000   UbiquiTel Operating Co.
               9.875%, due 03/01/11 .........................          203,963
     185,000   US Unwired, Inc., Series B
               10.000%, due 06/15/12 ........................          206,275
                                                                --------------
                                                                     5,616,431
                                                                --------------
               TRANSPORTATION - 1.11%
     110,000   CHC Helicopter Corp. (D)
               7.375%, due 05/01/14 .........................          115,225
     190,000   GulfMark Offshore, Inc. (C)
               7.750%, due 07/15/14 .........................          199,500
     235,000   Kansas City Southern Railway Co.
               7.500%, due 06/15/09 .........................          244,400
      60,000   Stena AB (D)
               9.625%, due 12/01/12 .........................           67,200
     151,000   Stena AB (C)(D)
               7.000%, due 12/01/16 .........................          146,092
                                                                --------------
                                                                       772,417
                                                                --------------
               UTILITIES - 3.82%
     305,000   Crystal US Holdings 3 LLC/
               Crystal US Sub 3 Corp. (B)(C)
               0.000%, due 10/01/14 .........................          207,019
      85,000   Crystal US Holdings 3 LLC/
               Crystal US Sub 3 Corp. (B)(C)
               0.000%, due 10/01/14 .........................           59,075
     200,000   DPL, Inc.
               6.875%, due 09/01/11 .........................          216,899
     210,000   Empresa Nacional de Electricidad S.A. (D)
               8.350%, due 08/01/13 .........................          246,226
     360,000   Midwest Generation LLC
               8.750%, due 05/01/34 .........................          402,300
     120,000   Mission Energy Holding Co.
               13.500%, due 07/15/08 ........................          149,700
      35,000   Nevada Power Co.
               6.500%, due 04/15/12 .........................           36,837
     120,000   Nevada Power Co. (C)
               5.875%, due 01/15/15 .........................          120,300
     200,000   NorthWestern Corp. (C)
               5.875%, due 11/01/14 .........................          205,823
     250,000   PSEG Energy Holdings, Inc.
               8.625%, due 02/15/08 .........................          269,062
      90,000   Sierra Pacific Power Co.
               6.250%, due 04/15/12 .........................           93,600
     110,000   Sierra Pacific Resources (O)
               8.625%, due 03/15/14 .........................          122,238
     185,000   Texas Genco LLC (C)
               6.875%, due 12/15/14 .........................          191,475
     345,000   TXU Corp. (C)
               5.550%, due 11/15/14 .........................          344,607
                                                                --------------
                                                                     2,665,161
                                                                --------------
               WASTE DISPOSAL - 0.52%
     315,000   Allied Waste Industries, Inc. (O)
               6.500%, due 11/15/10 .........................          299,250
      60,000   Allied Waste Industries, Inc.
               7.875%, due 04/15/13 .........................           59,550
                                                                --------------
                                                                       358,800
                                                                --------------
               TOTAL CORPORATE NOTES AND BONDS ..............       61,610,528
                                                                --------------
               ( Cost $58,774,191 )

    Shares
    ------
COMMON STOCKS - 0.90%

               CHEMICALS AND DRUGS - 0.00%
           5   Sterling Chemicals, Inc. * ...................              197
                                                                --------------
               HEALTH CARE - 0.27%
       6,700   Merck & Co., Inc. ............................          187,935
                                                                --------------
               INDUSTRIALS - 0.29%
       2,700   Magna International, Inc., Class A ...........          204,498
          16   Oxford Automotive, Inc. * ....................                0
                                                                --------------
                                                                       204,498
                                                                --------------
               TELECOMMUNICATIONS - 0.34%
         452   Manitoba Telecom Services, Inc. * ............           17,058
         921   NTL, Inc. * ..................................           62,656
       9,143   Telewest Global, Inc. (O) * ..................          154,059
         480   Versatel Telecom International N.V. * ........            1,272
                                                                --------------
                                                                       235,045
                                                                --------------
               TOTAL COMMON STOCKS ..........................          627,675
                                                                --------------
               ( Cost $670,845 )

PREFERRED STOCKS - 0.48%

               INDUSTRIALS - 0.29%
       3,945   Ford Motor Co. Capital Trust II (P)
               6.500% .......................................   $      197,171
          11   HLI Operating Co., Inc. (P) *
               8.000% .......................................              844
                                                                --------------
                                                                       198,015
                                                                --------------

               MEDIA - 0.18%
       1,350   PRIMEDIA, Inc.
               8.625% .......................................          128,250
           1   PTV, Inc. (O)
               10.000% ......................................                4
                                                                --------------
                                                                       128,254
                                                                --------------

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     13

                                                                 Value
Shares                                                          (Note 1)
------                                                        -------------
PREFERRED STOCKS - 0.48% (CONTINUED)

            REITS - 0.01%
       200  HRPT Properties Trust
            8.750% ........................................   $       5,440
                                                              -------------

            TOTAL PREFERRED STOCKS ........................         331,709
                                                              -------------
            ( Cost $334,578 )

WARRANTS AND RIGHTS - 0.01%

            CHEMICALS AND DRUGS - 0.00%
         8  Sterling Chemicals, Inc.
            Exp. 12/19/08 (Exercise Price $52.00) (L) *                   4
                                                              -------------

            COMMUNICATION - 0.00%
       175  GT Group Telecom, Inc.
            Exp. 02/01/10 (C)(L) * ........................               0
                                                              -------------

            FINANCE - 0.00%
       150  Ono Finance PLC, Series A
            Exp. 05/31/09 (L) *                                           0
                                                              -------------

            INDUSTRIALS - 0.00%
       270  Thermadyne Holdings Corp., Class B
            Exp. 05/23/06 (Exercise price $20.78) * .......              14
                                                              -------------

            TELECOMMUNICATIONS - 0.01%
        55  XM Satellite Radio, Inc.
            (Exercise Price $49.50) * .....................           5,089
                                                              -------------

            TOTAL WARRANTS AND RIGHTS .....................           5,107
                                                              -------------
            ( Cost $4,593 )

Par Value
---------
FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS - 0.68%

            BRAZIL - 0.33%
$  225,000  Federal Republic of Brazil (D)
            8.875%, due 10/14/19 ..........................         232,312
                                                              -------------

            PANAMA - 0.19%
    75,000  Panama Government International Bond (D)
            9.375%, due 01/16/23 ..........................          87,750
    36,000  Panama Government International Bond (D)
            9.375%, due 04/01/29 ..........................          42,660
                                                              -------------
                                                                    130,410
                                                              -------------

            RUSSIA - 0.16%
    65,000  Russia Government International Bond (D)
            12.750%, due 06/24/28 .........................         109,278
                                                              -------------

            TOTAL FOREIGN GOVERNMENT AND
            AGENCY OBLIGATIONS ............................         472,000
                                                              -------------
            ( Cost $461,503 )

U.S. GOVERNMENT AND AGENCY OBLIGATION - 6.16%

            FEDERAL HOME LOAN BANK (A) - 6.16%
 4,295,000  2.310%, due 02/01/05 ..........................       4,295,000
                                                              -------------

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION ...       4,295,000
                                                              -------------
            ( Cost $4,295,000 )

                                                                 Value
Shares                                                          (Note 1)
------                                                        -------------
INVESTMENT COMPANIES - 20.73%

        50  SSgA Prime Money Market Fund ..................              50
14,445,978  State Street Navigator Securities
            Lending Prime Portfolio (I) ...................      14,445,978
                                                              -------------

            TOTAL INVESTMENT COMPANIES ....................      14,446,028
                                                              -------------
            ( Cost $14,446,028 )

TOTAL INVESTMENTS - 119.68% ...............................      83,397,852
                                                              -------------
( Cost $80,497,708** )
NET OTHER ASSETS AND LIABILITIES - (19.68)%                     (13,710,918)
                                                              -------------
TOTAL NET ASSETS - 100.00% ................................   $  69,686,934
                                                              =============

------------------------

*     Non-income producing.

**    Aggregate cost for Federal tax purposes was $80,579,858.

(A)   Rate noted represents annualized yield at time of purchase.

(B) Represents security with specified a coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.27% of total net assets.

(E)   In Default. Issuer is bankrupt.

(F) Notes and bonds denominated in foreign currencies and converted to U.S. dollars at period end exchange rates. The aggregate of these securities is 1.69% of total net assets.

(G)   Floating rate or variable rate note. Rate shown is as of January 31, 2005.

(H)   Security purchased on a delayed delivery or when-issued basis.

(I)   Represents collateral held in connection with securities lending.

(K)   Represents a private placement security (see note 3).

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

(N) Security pledged as collateral for when-issued purchase committments oustanding as of January 31, 2005.

(O)   All (or part of security) on loan.

(P)   Convertible.

IO    Interest Only. The rate shown is an internal rate of return.

PIK   Payment-In-Kind.

PLC   Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  Appreciation/
  Currency    Settlement Date  Local Amount  Face Amt    Value    (Depreciation)
------------  ---------------  ------------  --------  ---------  --------------
Euro (sell)       02/14/05       728,290     $941,598   $950,732     $(9,134)
Euro (sell)       02/14/05        15,249     $ 19,878   $ 19,906     $   (28)
Euro (buy)        02/14/05        98,710     $132,096   $128,859     $(3,237)
Euro (sell)       02/14/05        45,375     $ 59,487   $ 59,234     $   253
Euro (sell)       02/14/05        45,113     $ 59,091   $ 58,891     $   200
Euro (buy)        02/14/05        92,883     $121,462   $121,253     $  (209)
Euro (sell)       02/28/05       205,000     $270,820   $267,661     $ 3,159
Euro (buy)        02/28/05        55,492     $ 73,361   $ 72,453     $  (908)
                                                                     -------
                                                                     $(9,904)
                                                                     =======

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

14             BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                   Value
Shares                                                           (Note 1)
------                                                        ---------------
COMMON STOCKS - 63.32%

          CONSUMER DISCRETIONARY - 8.09%
  36,800  Carnival Corp. ...................................  $     2,119,680
  19,834  Comcast Corp., Class A* ..........................          638,456
  42,400  Home Depot, Inc. .................................        1,749,424
  30,100  Kohl's Corp.* ....................................        1,415,001
  66,200  McDonald's Corp. .................................        2,144,218
  62,700  Target Corp. .....................................        3,183,279
  32,500  Tiffany & Co. ....................................        1,021,475
  53,800  Time Warner, Inc. * ..............................          968,400
  50,100  Viacom, Inc., Class B ............................        1,870,734
  63,500  Walt Disney Co. ..................................        1,818,005
                                                              ---------------
                                                                   16,928,672
                                                              ---------------

          CONSUMER STAPLES - 6.56%
  50,900  Coca-Cola Co. ....................................        2,111,841
  42,500  CVS Corp. ........................................        1,969,875
  41,000  General Mills, Inc. ..............................        2,172,590
  21,900  Kimberly-Clark Corp. .............................        1,434,669
  20,400  Procter & Gamble Co. .............................        1,085,892
  82,200  Sara Lee Corp. ...................................        1,930,056
  57,500  Wal-Mart Stores, Inc. ............................        3,013,000
                                                              ---------------
                                                                   13,717,923
                                                              ---------------

          ENERGY - 6.12%
  18,200  Anadarko Petroleum Corp. .........................        1,205,022
  26,964  BP PLC, ADR ......................................        1,607,594
  25,600  ChevronTexaco Corp. ..............................        1,392,640
  43,800  Devon Energy Corp. ...............................        1,781,346
  52,600  Exxon Mobil Corp. ................................        2,714,160
  12,500  Kerr-McGee Corp. .................................          771,875
  33,400  Marathon Oil Corp. ...............................        1,293,582
  20,600  Schlumberger, Ltd. ...............................        1,401,624
  14,516  Transocean, Inc. * ...............................          638,704
                                                              ---------------
                                                                   12,806,547
                                                              ---------------

          FINANCIALS - 13.45%
  23,600  ACE, Ltd. ........................................        1,024,240
  49,400  Allstate Corp. ...................................        2,491,736
  29,300  American International Group, Inc. ...............        1,942,297
  90,592  Bank of America Corp. ............................        4,200,751
   9,400  Chubb Corp. ......................................          700,112
  86,700  Citigroup, Inc. ..................................        4,252,635
  15,000  Fifth Third Bancorp (O) ..........................          697,050
  10,900  Goldman Sachs Group, Inc. ........................        1,175,565
  47,902  J.P. Morgan Chase & Co. ..........................        1,788,182
  18,900  Marsh & McLennan Cos., Inc. ......................          614,250
  29,900  Morgan Stanley ...................................        1,673,204
  36,400  National City Corp. ..............................        1,294,020
  52,800  Prudential Financial, Inc. .......................        2,846,448
  16,600  SunTrust Banks, Inc. .............................        1,195,532
  36,700  Wells Fargo & Co. ................................        2,249,710
                                                              ---------------
                                                                   28,145,732
                                                              ---------------

          HEALTH CARE - 6.54%
  36,900  Abbott Laboratories ..............................        1,661,238
  48,100  Applera Corp. - Applied Biosystems Group .........          964,405
  47,100  Baxter International, Inc. .......................        1,590,096
  60,100  Bristol-Myers Squibb Co. .........................        1,408,744
  11,300  Genzyme Corp. * ..................................          657,773
  41,200  GlaxoSmithKline PLC, ADR .........................        1,836,284
   3,500  Hospira, Inc. * ..................................          101,115
  77,500  IMS Health, Inc. .................................        1,811,950
  20,800  MedImmune, Inc. * ................................          492,024
  13,400  Merck & Co., Inc. ................................          375,870
  43,462  Pfizer, Inc. .....................................        1,050,042
  43,900  Wyeth ............................................        1,739,757
                                                              ---------------
                                                                   13,689,298
                                                              ---------------

          INDUSTRIALS - 7.68%
  25,000  Burlington Northern Santa Fe Corp. ...............        1,204,500
  33,000  Dover Corp. ......................................        1,263,900
  19,300  Emerson Electric Co. .............................        1,297,732
  15,900  FedEx Corp. ......................................        1,520,835
  82,400  General Electric Co. .............................        2,977,112
  51,300  Honeywell International, Inc. ....................        1,845,774
  14,000  Illinois Tool Works, Inc. ........................        1,217,720
  20,000  Textron, Inc. ....................................        1,439,600
  19,300  United Technologies Corp. ........................        1,943,124
  47,000  Waste Management, Inc. ...........................        1,363,000
                                                              ---------------
                                                                   16,073,297
                                                              ---------------

          INFORMATION TECHNOLOGY - 8.85%
  87,800  ADC Telecommunications, Inc. * ...................          225,646
  39,000  Applied Materials, Inc. * ........................          620,100
  41,800  Autodesk, Inc. ...................................        1,227,666
  39,000  Celestica, Inc. (O) * ............................          508,950
  53,900  Cisco Systems, Inc. * ............................          972,356
  35,100  Computer Sciences Corp. * ........................        1,808,352
  26,400  Dell, Inc. * .....................................        1,102,464
  39,700  EMC Corp. * ......................................          520,070
  28,865  First Data Corp. .................................        1,175,960
   9,473  Freescale Semiconductor, Inc. * ..................          165,493
  51,100  Hewlett-Packard Co. ..............................        1,001,049
  35,500  Intel Corp. ......................................          796,975
  25,700  International Business Machines Corp. ............        2,400,894
  30,238  Koninklijke Philips Electronics N.V. .............          788,607
  39,200  Micron Technology, Inc. * ........................          408,072
  73,100  Microsoft Corp. ..................................        1,921,068
  85,800  Motorola, Inc. ...................................        1,350,492
  49,800  Texas Instruments, Inc. ..........................        1,155,858
  14,196  VERITAS Software Corp. * .........................          365,121
                                                              ---------------
                                                                   18,515,193
                                                              ---------------

          MATERIALS - 1.97%
  35,000  Alcoa, Inc. ......................................        1,032,850
  30,600  E.I. du Pont de Nemours & Co. ....................        1,455,336
  37,100  Rohm and Haas Co. ................................        1,641,304
                                                              ---------------
                                                                    4,129,490
                                                              ---------------

        TELECOMMUNICATION SERVICES - 2.25%
29,100  ALLTEL Corp. .......................................        1,601,664
80,900  SBC Communications, Inc. ...........................        1,922,184
33,120  Verizon Communications, Inc. .......................        1,178,741
                                                              ---------------
                                                                    4,702,589
                                                              ---------------

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

      BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)       15

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)

              UTILITIES - 1.81%
      12,900  Ameren Corp. .......................................  $    646,548
      22,000  Consolidated Edison, Inc. ..........................       965,140
      19,000  FPL Group, Inc. ....................................     1,456,160
      16,500  Progress Energy, Inc. (O) ..........................       730,125
                                                                    ------------
                                                                       3,797,973
                                                                    ------------

              TOTAL COMMON STOCKS ................................   132,506,714
                                                                    ------------
              (Cost $118,235,453)

Par Value
---------
 ASSET BACKED - 1.59%
 $   200,000  Aames Mortgage Investment Trust,
              Series 2004-1, Class B1A (G)(M)
              5.530%, due 01/25/35 ...............................       191,064
     166,900  ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.050%, due 09/21/30 ...............................       168,227
     500,000  ABSC Manufactured Housing Contract,
              Series 2004-OK1, Class A4 (C)
              5.019%, due 04/16/30 ...............................       285,500
     500,000  Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34 ...............................       500,354
     340,000  Citibank Credit Card Issuance Trust,
              Series 2004-A1, Class A1
              2.550%, due 01/20/09 ...............................       333,398
     320,000  GMAC Home Equity Loan Trust,
              Series 2004-HE2, Class M1 (G)
              3.950%, due 10/25/33 ...............................       310,373
     485,314  Green Tree Financial Corp.,
              Series 1996-1, Class M1
              7.000%, due 03/15/27 ...............................       493,273
     500,000  Green Tree Home Equity Loan Trust,
              Series 1999-A, Class B1
              8.970%, due 11/15/27 ...............................       547,429
     500,000  Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31 ...............................       503,296
                                                                    ------------

              TOTAL ASSET BACKED .................................     3,332,914
                                                                    ------------
              (Cost $3,450,655)

COMMERCIAL MORTGAGE BACKED - 1.90%
     627,514  Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16 ...............................       644,287
     350,000  Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46 ...............................       346,815
     350,000  Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46 ...............................       351,499
     400,000  Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36 ...............................       419,511
     868,177  Morgan Stanley Capital I, Inc.,
              Series 1999-CAM1, Class A3
              6.920%, due 03/15/32 ...............................       916,787
     700,000  Morgan Stanley Capital I, Inc.,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40 ...............................       713,683
     584,621  Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35 ...............................       576,686
                                                                    ------------

              TOTAL COMMERCIAL MORTGAGE BACKED ...................     3,969,268
                                                                    ------------
              (Cost $3,927,037)

PRIVATE LABEL MORTGAGE BACKED - 0.53%
   1,102,328  Countrywide Alternative Loan Trust,
              Series 2002-5, Class A10
              6.750%, due 06/25/32 ...............................     1,100,166
                                                                    ------------

              TOTAL PRIVATE LABEL MORTGAGE BACKED ................     1,100,166
                                                                    ------------
              (Cost $1,118,515)

CORPORATE NOTES AND BONDS - 9.60%

              CABLE - 0.38%
     350,000  Comcast Cable Communications, Inc.
              6.875%, due 06/15/09 ...............................       386,594
     400,000  Comcast Corp.
              5.300%, due 01/15/14 ...............................       412,522
                                                                    ------------
                                                                         799,116
                                                                    ------------

              CAPITAL GOODS - 0.23%
     500,000  Caterpillar Financial Services Corp.
              2.500%, due 10/03/06 ...............................       491,233
                                                                    ------------

              CONSUMER DISCRETIONARY - 0.86%
     750,000  American Association of Retired Persons (C)
              7.500%, due 05/01/31 ...............................       927,790
     500,000  Carnival Corp. (D)
              3.750%, due 11/15/07 ...............................       497,607
     325,000  ERAC USA Finance Co. (C)
              6.700%, due 06/01/34 ...............................       364,145
                                                                    ------------
                                                                       1,789,542
                                                                    ------------

              CONSUMER STAPLES - 0.19%
     400,000  Safeway, Inc.
              4.125%, due 11/01/08                                       397,846
                                                                    ------------

              ENERGY - 0.82%
     150,000  Amerada Hess Corp.
              7.875%, due 10/01/29 ...............................       183,933
     500,000  Occidental Petroleum Corp.
              5.875%, due 01/15/07 ...............................       520,005
     500,000  Pemex Project Funding Master Trust
              7.375%, due 12/15/14 ...............................       558,750
     450,000  Texaco Capital, Inc.
              5.700%, due 12/01/08 ...............................       456,157
                                                                    ------------
                                                                       1,718,845
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

16          BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                                Value
Par Value                                                      (Note 1)
---------                                                    ------------
CORPORATE NOTES AND BONDS (CONTINUED)

            FINANCE - 1.71%
$  500,000  American General Finance Corp.
            4.625%, due 09/01/10 .........................   $    505,988
   500,000  Bear Stearns Cos., Inc.
            7.800%, due 08/15/07 .........................        548,998
   500,000  CIT Group, Inc.
            7.375%, due 04/02/07 .........................        536,940
   350,000  GE Global Insurance Holding Corp.
            7.000%, due 02/15/26 .........................        390,152
   205,000  GE Global Insurance Holding Corp.
            7.750%, due 06/15/30 .........................        249,573
   250,000  Household Finance Corp.
            6.500%, due 11/15/08 .........................        270,820
   500,000  Merrill Lynch & Co., Inc.
            7.375%, due 05/15/06 .........................        525,930
   500,000  U.S. Bank N.A. (O)
            6.300%, due 02/04/14 .........................        557,767
                                                             ------------
                                                                3,586,168
                                                             ------------

            HEALTH CARE - 0.11%
   205,000  Merck & Co., Inc.
            6.400%, due 03/01/28 .........................        229,521
                                                             ------------

            INDUSTRIALS - 1.22%
   350,000  Ford Motor Credit Co.
            7.600%, due 08/01/05 .........................        356,682
   500,000  Ford Motor Credit Co.
            5.800%, due 01/12/09 .........................        503,842
 1,000,000  General Motors Acceptance Corp.
            6.125%, due 08/28/07 .........................      1,014,745
   500,000  General Motors Acceptance Corp.
            6.875%, due 09/15/11 .........................        502,083
   150,000  Waste Management, Inc.
            7.125%, due 12/15/17 .........................        174,676
                                                             ------------
                                                                2,552,028
                                                             ------------

            PIPELINE - 0.43%
   650,000  Kinder Morgan, Inc.
            6.650%, due 03/01/05 .........................        651,918
   205,000  Kinder Morgan, Inc.
            7.250%, due 03/01/28 .........................        239,375
                                                             ------------
                                                                  891,293
                                                             ------------

            REITS - 0.07%
   140,000  Simon Property Group, L.P. (C)(O)
            5.625%, due 08/15/14 .........................        145,890
                                                             ------------

            TELECOMMUNICATIONS - 0.94%
   500,000  Bellsouth Capital Funding Corp.
            7.875%, due 02/15/30 .........................        638,555
   250,000  Sprint Capital Corp.
            7.125%, due 01/30/06 .........................        258,707
   537,000  Telephone & Data Systems, Inc.
            7.000%, due 08/01/06 .........................        559,902
   500,000  Verizon Wireless Capital LLC
            5.375%, due 12/15/06 .........................        515,569
                                                             ------------
                                                                1,972,733
                                                             ------------

            TRANSPORTATION - 0.68%
   600,000  Burlington Northern Santa Fe Corp.
            6.375%, due 12/15/05 .........................        615,698
   175,000  Burlington Northern Santa Fe Corp.
            4.875%, due 01/15/15 .........................        175,861
   500,000  Norfolk Southern Corp.
            7.250%, due 02/15/31 .........................        621,108
                                                             ------------
                                                                1,412,667
                                                             ------------

            UTILITIES - 1.96%
   375,000  Constellation Energy Group, Inc.
            4.550%, due 06/15/15 .........................        361,927
   500,000  DTE Energy Co.
            6.450%, due 06/01/06 .........................        517,624
   500,000  Energy East Corp.
            8.050%, due 11/15/10 .........................        585,122
   750,000  Niagara Mohawk Power Co.
            7.750%, due 05/15/06 .........................        789,357
   175,000  Pacific Gas and Electric Co.
            6.050%, due 03/01/34 .........................        188,104
   350,000  Progress Energy, Inc.
            7.750%, due 03/01/31 .........................        431,878
   350,000  Virginia Electric and Power Co., Series A
            5.750%, due 03/31/06 .........................        358,925
   750,000  Wisconsin Electric Power Co.
            6.500%, due 06/01/28 .........................        865,308
                                                             ------------
                                                                4,098,245
                                                             ------------

            TOTAL CORPORATE NOTES AND BONDS ..............     20,085,127
                                                             ------------
            ( Cost $19,114,188 )

MORTGAGE BACKED - 9.09%

            FEDERAL HOME LOAN MORTGAGE CORP. - 2.02%
   814,885  7.000%, due 07/15/27 Series 1974, Class ZA ...        853,077
    27,067  8.000%, due 06/01/30 Pool # C01005 ...........         29,284
   437,164  6.500%, due 01/01/32 Pool # C62333 ...........        458,172
 2,163,200  5.000%, due 07/01/33 Pool # A11325 ...........      2,165,498
   224,583  6.000%, due 10/01/34 Pool # A28439 ...........        232,041
   231,048  6.000%, due 10/01/34 Pool # A28598 ...........        238,721
   250,001  6.000%, due 11/01/34 Pool # A28556 ...........        258,303
                                                             ------------
                                                                4,235,096
                                                             ------------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.94%
   143,506  6.000%, due 05/01/16 Pool # 582558 ...........        150,265
 1,249,644  5.000%, due 12/01/17 Pool # 672243 ...........      1,271,276
 1,373,672  4.500%, due 09/01/18 Pool # 737144 ...........      1,374,904
   232,874  6.000%, due 05/01/21 Pool # 253847 ...........        241,862
    34,722  7.000%, due 12/01/29 Pool # 762813 ...........         36,984
   181,410  7.000%, due 11/01/31 Pool # 607515 ...........        192,043
   155,927  6.000%, due 02/01/32 Pool # 611619 ...........        161,040
   118,761  7.000%, due 05/01/32 Pool # 644591 ...........        125,721
   959,408  6.500%, due 06/01/32 Pool # 545691 ...........      1,004,472
    22,209  7.000%, due 08/01/32 Pool # 641302 ...........         23,504
 1,715,597  6.000%, due 08/01/33 Pool # 729413 ...........      1,771,569
   933,785  6.000%, due 08/01/33 Pool # 729418 ...........        964,251
 1,086,547  5.500%, due 10/01/33 Pool # 254904 ...........      1,107,800
 3,092,082  5.500%, due 11/01/33 Pool # 555880 ...........      3,152,563
    33,307  5.000%, due 05/01/34 Pool # 782214 ...........         33,248
   756,642  5.000%, due 06/01/34 Pool # 255230 ...........        755,321
    70,025  7.000%, due 07/01/34 Pool # 792636 ...........         74,105
                                                             ------------
                                                               12,440,928
                                                             ------------

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

       BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)      17

                                                                      Value
Par Value                                                            (Note 1)
---------                                                          ------------
MORTGAGE BACKED (CONTINUED)

             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.13%
$    21,127  8.000%, due 10/20/15 Pool # 002995 .................  $     22,446
    600,000  5.008%, due 12/16/25 Series 2004-43, Class C (G) ...       617,150
    172,409  6.500%, due 02/20/29 Pool # 002714 .................       181,262
    155,224  6.500%, due 04/20/31 Pool # 003068 .................       163,115
  1,300,000  6.000%, due 07/20/32 Series 2002-50, Class PE ......     1,371,732
                                                                   ------------
                                                                      2,355,705
                                                                   ------------

             TOTAL MORTGAGE BACKED ..............................    19,031,729
                                                                   ------------
             (Cost $18,726,252)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.21%

             FEDERAL FARM CREDIT BANK - 0.53%
  1,000,000  5.875%, due 10/03/16 ...............................     1,110,539
                                                                   ------------

             FEDERAL HOME LOAN MORTGAGE CORP. - 0.72%
  1,500,000  4.500%, due 01/15/14 ...............................     1,507,002
                                                                   ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.43%
    600,000  3.800%, due 01/18/08 ...............................       599,306
  1,100,000  4.000%, due 09/02/08 ...............................     1,100,192
    500,000  5.250%, due 08/01/12 ...............................       521,549
    800,000  4.125%, due 04/15/14 ...............................       781,549
                                                                   ------------
                                                                      3,002,596
                                                                   ------------

             U.S. TREASURY BOND - 1.16%
  1,960,000  6.250%, due 05/15/30 (O) ...........................     2,421,059
                                                                   ------------

             U.S. TREASURY NOTES - 7.37%
  4,260,000  1.500%, due 03/31/06 (O) ...........................     4,186,613
  3,505,000  2.000%, due 05/15/06 (O) ...........................     3,458,724
    100,000  2.625%, due 11/15/06 (O) ...........................        98,957
  3,250,000  2.625%, due 05/15/08 (O) ...........................     3,164,561
    760,000  5.000%, due 02/15/11 (O) ...........................       808,034
    550,000  5.000%, due 08/15/11 (O) ...........................       585,127
  2,000,000  4.000%, due 02/15/14 (O) ...........................     1,983,906
  1,120,000  4.250%, due 11/15/14 (O) ...........................     1,130,325
                                                                   ------------
                                                                     15,416,247
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS .......    23,457,443
                                                                   ------------
             ( Cost $23,164,751 )

                                                                      Value
Shares                                                               (Note 1)
------                                                             ------------
INVESTMENT COMPANIES - 10.77%
          1  One Group Institutional Prime Money
             Market Fund ........................................             1
  6,147,959  SSgA Prime Money Market Fund .......................     6,147,959
 16,389,685  State Street Navigator Securities
             Lending Prime Portfolio (I) ........................    16,389,685
                                                                   ------------

             TOTAL INVESTMENT COMPANIES .........................    22,537,645
                                                                   ------------
             ( Cost $22,537,644 )

TOTAL INVESTMENTS - 108.01% .....................................   226,021,006
                                                                   ------------
( Cost $210,274,495** )
NET OTHER ASSETS AND LIABILITIES - (8.01)%.......................   (16,764,382)
                                                                   ------------
TOTAL NET ASSETS - 100.00% ......................................  $209,256,624
                                                                   ============

-------------------------

 *    Non-income producing.

**    Aggregate cost for Federal tax purposes was $210,489,589.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.24% of total net assets.

(G)   Floating rate or variable rate note. Rate shown is as of January 31, 2005.

(I)   Represents collateral held in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)   All (or portion of security)on loan.

ADR   American Depository Receipt.

PLC   Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                       QUARTERLY HOLDINGS REPORT JANUARY 31,2005

18           GROWTH AND INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                             Value
  Shares                                                    (Note 1)
  ------                                                  ------------
COMMON STOCKS - 98.03%

            CONSUMER DISCRETIONARY - 11.67%
    26,600  Belo Corp., Class A ........................  $    622,174
    41,791  Comcast Corp., Class A* ....................     1,345,252
    84,200  Home Depot, Inc. ...........................     3,474,092
   129,000  McDonald's Corp. ...........................     4,178,310
    27,100  Newell Rubbermaid, Inc. ....................       583,192
    65,500  Target Corp. ...............................     3,325,435
   107,100  Time Warner, Inc. * ........................     1,927,800
    68,400  Viacom, Inc., Class B ......................     2,554,056
    93,600  Walt Disney Co. ............................     2,679,768
                                                          ------------
                                                            20,690,079
                                                          ------------

            CONSUMER STAPLES - 7.68%
    32,500  Altria Group, Inc. .........................     2,074,475
    17,300  Coca-Cola Co. ..............................       717,777
    80,300  General Mills, Inc. ........................     4,255,097
    27,300  Kimberly-Clark Corp. .......................     1,788,423
    16,400  Procter & Gamble Co. .......................       872,972
   166,600  Sara Lee Corp. .............................     3,911,768
                                                          ------------
                                                            13,620,512
                                                          ------------

            ENERGY - 12.72%
    25,700  Anadarko Petroleum Corp. ...................     1,701,597
    19,700  Apache Corp. ...............................     1,072,074
    44,206  BP PLC, ADR ................................     2,635,562
    59,166  ChevronTexaco Corp. ........................     3,218,630
    29,500  ConocoPhillips .............................     2,737,305
    18,200  Cooper Cameron Corp. * .....................     1,026,662
    60,000  Devon Energy Corp. .........................     2,440,200
    97,200  Exxon Mobil Corp. ..........................     5,015,520
    20,500  Schlumberger, Ltd. .........................     1,394,820
    29,452  Transocean, Inc. * .........................     1,295,888
                                                          ------------
                                                            22,538,258
                                                          ------------

            FINANCIALS - 26.01%
    85,000  Allstate Corp. .............................     4,287,400
    11,000  American International Group, Inc. .........       729,190
   120,184  Bank of America Corp. ......................     5,572,932
     5,000  Bear Stearns Cos., Inc. ....................       505,300
        10  Berkshire Hathaway, Inc., Class A* .........       899,000
   147,966  Citigroup, Inc. ............................     7,257,732
    20,000  Freddie Mac ................................     1,305,800
    88,268  J.P. Morgan Chase & Co. ....................     3,295,045
    12,600  Marsh & McLennan Cos., Inc. ................       409,500
    58,400  Morgan Stanley .............................     3,268,064
    57,100  National City Corp. ........................     2,029,905
    11,000  Principal Financial Group, Inc. ............       446,380
    85,000  Prudential Financial, Inc. .................     4,582,350
    20,000  St. Paul Travelers Cos., Inc. ..............       750,800
    27,700  SunTrust Banks, Inc. .......................     1,994,954
    41,300  U.S. Bancorp ...............................     1,241,065
    66,000  Wachovia Corp. .............................     3,620,100
    56,400  Wells Fargo & Co. ..........................     3,457,320
     6,000  XL Capital, Ltd., Class A ..................       448,680
                                                          ------------
                                                            46,101,517
                                                          ------------

            HEALTH CARE - 7.49%
    82,100  Baxter International, Inc. .................     2,771,696
    88,200  Bristol-Myers Squibb Co. ...................     2,067,408
    59,600  GlaxoSmithKline PLC, ADR ...................     2,656,372
    20,800  HCA, Inc. ..................................       926,016
    37,600  Merck & Co., Inc. ..........................     1,054,680
    46,040  Pfizer, Inc. ...............................     1,112,326
    29,800  Watson Pharmaceuticals, Inc. * .............       888,934
    45,200  Wyeth ......................................     1,791,276
                                                          ------------
                                                            13,268,708
                                                          ------------

            INDUSTRIALS - 10.60%
    40,000  Burlington Northern Santa Fe Corp. .........     1,927,200
    45,000  Emerson Electric Co. .......................     3,025,800
    75,000  General Electric Co. .......................     2,709,750
   107,300  Honeywell International, Inc. ..............     3,860,654
    15,000  Masco Corp. ................................       552,000
    25,800  Textron, Inc. ..............................     1,857,084
    27,300  United Technologies Corp. ..................     2,748,564
    72,800  Waste Management, Inc. .....................     2,111,200
                                                          ------------
                                                            18,792,252
                                                          ------------

            INFORMATION TECHNOLOGY - 10.05%
    46,500  Applied Materials, Inc. * ..................       739,350
    39,600  Automatic Data Processing, Inc. ............     1,721,808
    76,242  Computer Associates International, Inc. ....     2,073,020
    44,200  Computer Sciences Corp. * ..................     2,277,184
    84,600  EMC Corp. * ................................     1,108,260
    14,894  Freescale Semiconductor, Inc. * ............       260,198
   108,921  Hewlett-Packard Co. ........................     2,133,763
    54,000  Intel Corp. ................................     1,212,300
    32,100  International Business Machines Corp. ......     2,998,782
   134,900  Motorola, Inc. .............................     2,123,326
    50,300  Texas Instruments, Inc. ....................     1,167,463
                                                          ------------
                                                            17,815,454
                                                          ------------

            MATERIALS - 4.25%
     9,000  Air Products & Chemicals, Inc. .............       530,190
    17,800  Alcan, Inc. ................................       707,906
    34,900  Alcoa, Inc. ................................     1,029,899
    66,000  E.I. du Pont de Nemours & Co. ..............     3,138,960
    13,000  PPG Industries, Inc. .......................       894,140
    19,700  Weyerhaeuser Co. ...........................     1,229,280
                                                          ------------
                                                             7,530,375
                                                          ------------

            TELECOMMUNICATION SERVICES - 4.42%
    50,700  ALLTEL Corp. ...............................     2,790,528
   102,000  SBC Communications, Inc. ...................     2,423,520
    21,800  Telefonos de Mexico S.A. de C.V., ADR ......       812,050
    50,820  Verizon Communications, Inc. ...............     1,808,684
                                                          ------------
                                                             7,834,782
                                                          ------------

            UTILITIES - 3.14%
    26,800  Ameren Corp. ...............................     1,343,216
    30,200  Consolidated Edison, Inc. ..................     1,324,874
    17,000  FPL Group, Inc. ............................     1,302,880
    36,200  Progress Energy, Inc. ......................     1,601,850
                                                          ------------
                                                             5,572,820
                                                          ------------

            TOTAL COMMON STOCKS ........................   173,764,757
                                                          ------------
            ( Cost $154,426,846 )

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

GROWTH AND INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    19

                                                              Value
  Shares                                                    (Note 1)
  ------                                                  ------------
INVESTMENT COMPANY- 1.94%
 3,434,097  SSgA Prime Money Market Fund ...............  $  3,434,097
                                                          ------------

            TOTAL INVESTMENT COMPANY ...................     3,434,097
                                                          ------------
            ( Cost $3,434,097 )

TOTAL INVESTMENTS - 99.97% .............................   177,198,854
                                                          ------------
( Cost $157,860,943** )
NET OTHER ASSETS AND LIABILITIES - 0.03% ...............        47,798
                                                          ------------
TOTAL NET ASSETS - 100.00% .............................  $177,246,652
                                                          ============

--------------------------

  *   Non-income producing.

 **   Aggregate cost for Federal tax purposes was $158,760,943.

ADR   American Depository Receipt.

PLC   Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUND LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

20       CAPITAL APPRECIATION FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                         Value
  Shares                                               (Note 1)
  ------                                            --------------
COMMON STOCKS - 98.69%

           CONSUMER DISCRETIONARY - 12.64%
   56,850  Brinker International, Inc. * .........  $    2,138,129
   37,700  Carnival Corp. ........................       2,171,520
   32,000  Home Depot, Inc. ......................       1,320,320
   50,600  Kohl's Corp.*..........................       2,378,706
  247,500  Liberty Media Corp., Class A* .........       2,583,900
   22,100  Target Corp. ..........................       1,122,017
   72,000  Tiffany & Co. (O) .....................       2,262,960
   54,200  Time Warner, Inc. * ...................         975,600
   48,500  Viacom, Inc., Class B .................       1,810,990
   33,000  Walt Disney Co. .......................         944,790
                                                    --------------
                                                        17,708,932
                                                    --------------

           CONSUMER STAPLES - 10.19%
   62,800  Coca-Cola Co. .........................       2,605,572
   49,800  CVS Corp. .............................       2,308,230
   33,900  Estee Lauder Cos., Inc., Class A ......       1,530,246
   14,800  General Mills, Inc. ...................         784,252
   58,800  Kraft Foods, Inc., Class A ............       1,998,024
   41,400  Procter & Gamble Co. ..................       2,203,722
   54,400  Wal-Mart Stores, Inc. .................       2,850,560
                                                    --------------
                                                        14,280,606
                                                    --------------

           ENERGY - 10.38%
   40,850  Apache Corp. ..........................       2,223,057
   30,600  ChevronTexaco Corp. ...................       1,664,640
   37,700  ConocoPhillips ........................       3,498,183
   32,200  Exxon Mobil Corp. .....................       1,661,520
   29,100  Marathon Oil Corp. ....................       1,127,043
   27,500  Noble Corp. * .........................       1,467,125
   36,400  Weatherford International, Ltd. * .....       1,975,428
   25,700  XTO Energy, Inc. ......................         922,887
                                                    --------------
                                                        14,539,883
                                                    --------------

           FINANCIALS - 19.50%
   21,400  ACE, Ltd. .............................         928,760
   42,000  American International Group, Inc. ....       2,784,180
   66,700  Bank of America Corp. .................       3,092,879
   40,600  Bank of New York Co., Inc. ............       1,206,226
    9,500  Chubb Corp. ...........................         707,560
   94,000  Citigroup, Inc. .......................       4,610,700
   15,300  Fifth Third Bancorp (O) ...............         710,991
   33,800  Freddie Mac ...........................       2,206,802
   16,800  Goldman Sachs Group, Inc. .............       1,811,880
   18,800  J.P. Morgan Chase & Co. ...............         701,804
   19,800  Marsh & McLennan Cos., Inc. ...........         643,500
   35,200  MetLife, Inc. .........................       1,399,200
   40,100  U.S. Bancorp ..........................       1,205,005
   17,900  Wachovia Corp. ........................         981,815
   42,800  Wells Fargo & Co. .....................       2,623,640
   13,300  XL Capital, Ltd., Class A .............         994,574
   10,500  Zions Bancorporation ..................         712,110
                                                    --------------
                                                        27,321,626
                                                    --------------

           HEALTH CARE - 10.83%
   62,200  Abbott Laboratories ...................       2,800,244
  114,200  Applera Corp. - Applied Biosystems
           Group .................................       2,289,710
   37,500  Boston Scientific Corp. * .............       1,239,750
   15,700  Genzyme Corp. * .......................         913,897
    7,760  Hospira, Inc. * .......................         224,186
   99,000  IMS Health, Inc. (O) ..................       2,314,620
   17,500  Johnson & Johnson .....................       1,132,250
   30,800  MedImmune, Inc. * .....................         728,574
   14,900  Merck & Co., Inc. .....................         417,945
   42,238  Pfizer, Inc. ..........................       1,020,470
   37,400  Schering-Plough Corp. .................         694,144
   35,100  Wyeth .................................       1,391,013
                                                    --------------
                                                        15,166,803
                                                    --------------

           INDUSTRIALS - 11.33%
   20,000  CSX Corp. .............................         799,400
   63,400  Dover Corp. ...........................       2,428,220
   19,000  FedEx Corp. ...........................       1,817,350
   16,200  General Dynamics Corp. ................       1,672,650
   97,700  General Electric Co. ..................       3,529,901
   29,400  Honeywell International, Inc. .........       1,057,812
   20,500  Illinois Tool Works, Inc. .............       1,783,090
   47,200  Masco Corp. ...........................       1,736,960
   36,000  Waste Management, Inc. ................       1,044,000
                                                    --------------
                                                        15,869,383
                                                    --------------

           INFORMATION TECHNOLOGY - 16.28%
  185,600  ADC Telecommunications, Inc. (O) * ....         476,992
   10,900  Affiliated Computer Services,
           Inc., Class A* ........................         590,671
   76,400  Altera Corp. * ........................       1,466,880
   40,900  Autodesk, Inc. ........................       1,201,233
   93,400  Cadence Design Systems, Inc. (O) * ....       1,245,022
   63,100  Celestica, Inc. * .....................         823,455
   72,300  Cisco Systems, Inc. * .................       1,304,292
   46,600  Dell, Inc. * ..........................       1,946,016
  104,100  EMC Corp. * ...........................       1,363,710
   34,860  First Data Corp. ......................       1,420,197
    3,588  Freescale Semiconductor, Inc. * .......          62,682
   58,700  Hewlett-Packard Co. ...................       1,149,933
   25,400  Intel Corp. ...........................         570,230
   16,500  International Business Machines Corp. .       1,541,430
   30,000  KLA-Tencor Corp. * ....................       1,387,500
   86,300  Micron Technology, Inc. (O) * .........         898,383
  127,100  Microsoft Corp. .......................       3,340,188
   54,000  Motorola, Inc. ........................         849,960
   20,400  Novellus Systems, Inc. * ..............         533,460
   24,828  VERITAS Software Corp. * ..............         638,576
                                                    --------------
                                                        22,810,810
                                                    --------------

           MATERIALS - 2.87%
   23,000  Alcoa, Inc. ...........................         678,730
   40,900  Praxair, Inc. .........................       1,764,835
   35,600  Rohm and Haas Co. .....................       1,574,944
                                                    --------------
                                                         4,018,509
                                                    --------------

           TELECOMMUNICATION SERVICES - 2.88%
   27,100  BellSouth Corp. .......................         711,104
   46,700  CenturyTel, Inc. ......................       1,522,420
   62,500  SBC Communications, Inc. ..............       1,485,000
    9,000  Verizon Communications, Inc. ..........         320,310
                                                    --------------
                                                         4,038,834
                                                    --------------

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

CAPITAL APPRECIATION FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 21

                                                            Value
  Shares                                                   (Note 1)
  ------                                                 ------------
COMMON STOCKS (CONTINUED)

             UTILITIES - 1.79%
     32,800  FPL Group, Inc. ..........................  $  2,513,792
                                                         ------------
             TOTAL COMMON STOCKS ......................   138,269,178
                                                         ------------
             (Cost $122,748,317)

INVESTMENT COMPANIES - 3.69%

  2,052,289  SSgA Prime Money Market Fund .............     2,052,289

  3,118,460  State Street Navigator Securities Lending
             Prime Portfolio (I) ......................     3,118,460
                                                         ------------

             TOTAL INVESTMENT COMPANIES ...............     5,170,749
                                                         ------------
             (Cost $5,170,749)

TOTAL INVESTMENTS  - 102.38% ..........................   143,439,927
                                                         ------------
(Cost $127,919,066**)
NET OTHER ASSETS AND LIABILITIES  - (2.38)%............    (3,334,659)
                                                         ------------
TOTAL NET ASSETS  - 100.00% ...........................  $140,105,268
                                                         ============

-------------------
  * Non-income producing.

 ** Aggregate cost for Federal tax purposes was $128,658,756.

(I) Represents collateral held in connection with securities lending.

(O) All(or portion of security)on loan.

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

22            MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                             Value
  Shares                                                   (Note 1)
  ------                                                 ------------
COMMON STOCKS - 95.29%

          CONSUMER DISCRETIONARY - 16.58%
   9,300  Abercrombie & Fitch Co., Class A ............  $    466,116
   4,200  ADVO, Inc. ..................................       154,476
  36,500  Belo Corp., Class A .........................       853,735
  14,000  Brinker International, Inc. * ...............       526,540
   5,200  Cato Corp., Class A .........................       158,080
   2,500  CEC Entertainment, Inc. * ...................        97,850
   2,100  Courier Corp. ...............................       109,725
  17,200  Darden Restaurants, Inc. ....................       508,432
  25,600  Ethan Allen Interiors, Inc. (O) .............       902,144
   3,700  GameStop Corp. * ............................        71,780
   4,700  Gildan Activewear, Inc., Class A * ..........       171,926
   8,400  Herbalife, Ltd. * ...........................       134,820
   9,909  Hibbett Sporting Goods, Inc. * ..............       255,652
  31,700  Interpublic Group of Cos., Inc. (O)* ........       413,685
  16,100  Interstate Hotels & Resorts, Inc. * .........        86,135
  19,200  Jones Apparel Group, Inc. ...................       645,696
  18,600  Linens 'N Things, Inc. * ....................       481,740
  12,900  May Department Stores Co. ...................       437,310
   1,300  Meritage Corp. * ............................        84,045
   4,000  Modine Manufacturing Co. ....................       126,120
  43,600  Newell Rubbermaid, Inc. .....................       938,272
   9,900  O'Reilly Automotive, Inc. * .................       452,727
   9,800  Outback Steakhouse, Inc. ....................       451,290
   7,600  Ruby Tuesday, Inc. ..........................       193,344
   5,200  Shoe Carnival, Inc. * .......................        65,052
  10,300  Spartan Motors, Inc. (O) ....................       113,918
   3,900  Stage Stores, Inc. * ........................       154,167
  25,900  Talbots, Inc. (O) ...........................       701,113
  16,300  Tiffany & Co ................................       512,309
   7,400  WCI Communities, Inc. * .....................       235,764
   5,800  Yankee Candle Co., Inc. * ...................       190,008
                                                         ------------
                                                           10,693,971
                                                         ------------

          CONSUMER STAPLES - 4.37%
   7,800  Casey's General Stores, Inc. ................       137,436
   6,100  Clorox Co. ..................................       362,462
  47,300  Hain Celestial Group, Inc. (O) * ............       951,676
   5,300  John B. Sanfilippo & Son, Inc. * ............       136,846
  14,800  McCormick & Co., Inc. .......................       550,116
   8,200  NBTY, Inc. * ................................       224,516
  11,000  Sara Lee Corp. ..............................       258,280
   4,200  Universal Corp. .............................       198,492
                                                         ------------
                                                            2,819,824
                                                         ------------

          ENERGY - 9.24%
   6,500  Amerada Hess Corp. ..........................       563,225
  12,500  BJ Services Co. .............................       600,625
   4,300  Encore Acquisition Co. * ....................       160,390
  20,900  ENSCO International, Inc. ...................       715,407
   3,800  EOG Resources, Inc. .........................       282,150
  15,500  Forest Oil Corp. (O) * ......................       522,195
   8,500  Magnum Hunter Resources, Inc. * .............       126,735
  12,800  Marathon Oil Corp. ..........................       495,744
  16,600  Pioneer Natural Resources Co. ...............       637,274
   8,800  Plains Exploration and Production Co.* ......       253,264
  14,900  Smith International, Inc. * .................       882,080
  10,600  Valero Energy Corp. .........................       551,518
   6,900  Vintage Petroleum, Inc. .....................       167,049
                                                         ------------
                                                            5,957,656
                                                         ------------

          FINANCIALS - 23.15%
   4,700  1st Source Corp. ............................       112,659
   6,900  Acadia Realty Trust, REIT ...................       110,814
   5,600  American Capital Strategies, Ltd. (O) .......       190,400
  15,360  Associated Banc-Corp. .......................       507,341
  11,800  Assured Guaranty, Ltd. ......................       207,680
  11,000  Bear Stearns Cos., Inc. .....................     1,111,660
   2,100  Century Bancorp, Inc., Class A (O) ..........        61,152
  22,600  Colonial BancGroup, Inc. ....................       456,068
   8,800  Compass Bancshares, Inc. ....................       412,104
   3,400  Cousins Properties, Inc., REIT ..............       102,986
   4,050  Delphi Financial Group, Inc., Class A .......       182,007
  17,000  Federated Investors, Inc. ...................       499,460
   1,200  Financial Federal Corp. .....................        41,400
  10,300  First Horizon National Corp. ................       438,471
   3,300  First Midwest Bancorp, Inc. .................       113,850
  16,100  FirstMerit Corp. ............................       426,650
   2,500  Getty Realty Corp., REIT ....................        66,725
  22,500  Hibernia Corp., Class A .....................       592,200
   5,000  IPC Holdings, Ltd. ..........................       211,050
  14,100  Jefferson-Pilot Corp. .......................       703,590
   3,500  M&T Bank Corp. ..............................       358,260
   3,200  Maguire Properties, Inc., REIT ..............        75,680
  17,900  Marshall & Ilsley Corp. .....................       766,299
   2,400  MB Financial, Inc. ..........................        95,256
   8,500  MBIA, Inc. ..................................       507,790
  10,100  NewAlliance Bancshares, Inc. ................       150,187
   8,800  PartnerRe, Ltd. .............................       557,656
   7,200  Platinum Underwriters Holdings, Ltd.
           (Bermuda) ..................................       212,616
  23,200  Principal Financial Group, Inc. .............       941,456
  12,000  Protective Life Corp. .......................       493,920
   7,000  PS Business Parks, Inc., REIT ...............       295,400
  10,800  Radian Group, Inc. ..........................       517,752
   4,100  RAIT Investment Trust, REIT .................       106,395
   6,500  Reinsurance Group of America, Inc. ..........       305,630
  16,900  SAFECO Corp. ................................       782,470
   6,000  Scottish Re Group Ltd. ......................       138,420
   7,900  SL Green Realty Corp., REIT .................       420,517
  13,100  TCF Financial Corp. .........................       368,241
   8,700  Torchmark Corp. .............................       475,020
   8,500  U-Store-It Trust, REIT ......................       139,400
  14,100  Universal American Financial Corp. * ........       214,884
   3,800  Ventas, Inc., REIT ..........................        97,280
   5,300  Zions Bancorporation ........................       359,446
                                                         ------------
                                                           14,928,242
                                                         ------------

          HEALTH CARE - 5.74%
   5,600  AmSurg Corp. * ..............................       147,896
  17,500  Becton, Dickinson and Co. ...................       991,375
   2,400  CorVel Corp. * ..............................        54,000
   2,200  Diagnostic Products Corp. ...................       111,694
  12,316  Fisher Scientific International, Inc. * .....       777,755
   7,500  Hospira, Inc. * .............................       216,675
   4,300  ICON PLC, ADR * .............................       151,016
  12,500  IDEXX Laboratories, Inc. * ..................       725,125
  12,000  Omnicare, Inc. ..............................       369,000
   4,200  PolyMedica Corp. ............................       157,206
                                                         ------------
                                                            3,701,742
                                                         ------------

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

       MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)       23

                                                                 Value
   Shares                                                       (Note 1)
   ------                                                     ------------
COMMON STOCKS (CONTINUED)

           INDUSTRIALS - 12.52%
    4,800  Acuity Brands, Inc. .............................  $    131,856
    9,800  AirTran Holdings, Inc.(O) * .....................        83,692
    5,100  Albany International Corp., Class A .............       174,165
   10,200  Avery Dennison Corp. ............................       612,918
    2,000  Bowne & Co., Inc. (O)............................        29,700
    5,100  Carlisle Cos., Inc. .............................       321,657
   16,800  CSX Corp. .......................................       671,496
    3,800  Curtiss-Wright Corp., Class B ...................       190,000
    7,400  Deswell Industries, Inc. (Hong Kong) ............       167,610
    9,525  Genesee & Wyoming, Inc., Class A * ..............       240,602
    9,000  Ingersoll-Rand Co., Class A .....................       669,420
    7,300  Kadant, Inc. * ..................................       140,890
   19,200  Manpower, Inc. ..................................       934,080
    2,900  Mueller Industries, Inc. ........................        91,930
    6,900  Quixote Corp. (O)................................       137,931
   14,900  R. R. Donnelley & Sons Co. ......................       498,405
   29,900  Republic Services, Inc., Class A ................       985,803
    4,600  Simpson Manufacturing Co., Inc. .................       165,140
   11,800  Teleflex, Inc. ..................................       598,850
    8,700  United Stationers, Inc. * .......................       377,667
    3,500  USF Corp. .......................................       115,360
    9,800  W.W. Grainger, Inc. .............................       599,858
   11,900  Wolverine Tube, Inc. * ..........................       139,349
                                                              ------------
                                                                 8,078,379
                                                              ------------

           INFORMATION TECHNOLOGY - 7.73%
   11,500  Affiliated Computer Services, Inc., Class A * ...       623,185
   25,700  Andrew Corp. * ..................................       335,642
   18,200  Arrow Electronics, Inc. * .......................       429,702
   51,000  Atmel Corp. * ...................................       156,060
    9,500  ATMI, Inc. (O) * ................................       215,935
    8,600  Belden CDT, Inc. ................................       174,666
    2,800  Black Box Corp. .................................       130,284
    4,400  Computer Sciences Corp. * .......................       226,688
   20,900  Convergys Corp. * ...............................       298,661
    6,600  Eletronics For Imaging, Inc. * ..................       112,200
    3,700  Intergraph Corp. * ..............................       109,927
   20,900  Intersil Corp., Class A .........................       309,947
   25,900  LSI Logic Corp. (O) * ...........................       158,249
    6,000  MAXIMUS, Inc. * .................................       180,480
   25,600  McDATA Corp., Class B * .........................       100,096
    7,800  Molex, Inc. .....................................       224,016
    3,400  Nam Tai Electronics, Inc. .......................        64,158
    8,300  Pericom Semiconductor Corp. * ...................        69,637
   15,100  Reynolds and Reynolds Co., Class A ..............       411,777
   15,900  SunGard Data Systems, Inc. * ....................       427,551
    3,100  Technitrol, Inc. * ..............................        54,994
    5,000  Varian Semiconductor Equipment Associates, Inc.
           (O) * ...........................................       171,400
                                                              ------------
                                                                 4,985,255
                                                              ------------

           MATERIALS - 7.66%
    2,100  Aber Diamond Corp. ..............................        68,922
   17,700  Air Products & Chemicals, Inc. ..................     1,042,707
    3,300  AptarGroup, Inc. ................................       160,017
    9,000  Bemis Cos., Inc. ................................       261,000
   13,000  Bowater, Inc. ...................................       494,000
   12,500  Martin Marietta Materials, Inc. .................       675,250
   17,010  MeadWestvaco Corp. ..............................       491,419
    5,700  Meridian Gold, Inc. * ...........................       105,393
    7,400  PPG Industries, Inc. ............................       508,972
    9,000  Rohm and Haas Co. ...............................       398,160
    4,200  Sensient Technologies Corp. .....................        95,550
   13,000  Valspar Corp. ...................................       637,000
                                                              ------------
                                                                 4,938,390
                                                              ------------

           TELECOMMUNICATION SERVICES - 0.90%
   17,800  CenturyTel, Inc. ................................       580,280
                                                              ------------

           UTILITIES - 7.40%
   32,000  Alliant Energy Corp. ............................       880,000
   14,600  Ameren Corp. ....................................       731,752
   19,100  Constellation Energy Group, Inc. ................       955,000
    3,100  New Jersey Resources Corp. ......................       135,935
    2,400  NorthWestern Corp. * ............................        68,064
   35,400  Pepco Holdings, Inc. ............................       773,490
    9,650  PNM Resources, Inc. .............................       243,470
    4,500  Weststar Energy, Inc. ...........................       104,850
    4,200  WGL Holdings, Inc. ..............................       127,512
   22,000  Wisconsin Energy Corp. ..........................       751,960
                                                              ------------
                                                                 4,772,033
                                                              ------------

           TOTAL COMMON STOCKS .............................    61,455,772
                                                              ------------
           (Cost $51,138,478)

INVESTMENT COMPANIES-9.11%
2,910,101  SSgA Prime Money Market Fund ....................     2,910,101
2,967,652  State Street Navigator Securities Lending Prime
           Portfolio (I) ...................................     2,967,652
                                                              ------------
           TOTAL INVESTMENT COMPANIES ......................     5,877,753
                                                              ------------
           (Cost $5,877,753)

TOTAL INVESTMENTS - 104.40% ................................    67,333,525
                                                              ------------
(Cost $57,016,231**)
NET OTHER ASSETS AND LIABILITIES - (4.40)%..................    (2,839,339)
                                                              ------------
TOTAL NET ASSETS - 100.00% .................................  $ 64,494,186
                                                              ============

----------
* Non-income producing.

** Aggregate cost for Federal tax purposes was $57,033,455.

(I) Represents collateral held in connection with securities lending.

(O) All (or portion of security) on loan.

ADR American Depository Receipt.

PLC Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

24          MULTI-CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                               Value
  Shares                                                      (Note 1)
  ------                                                     -----------
COMMON STOCKS-96.21%

          CONSUMER DISCRETIONARY - 9.86%
   2,170  A.C. Moore Arts & Crafts, Inc. * ................  $    59,762
   3,600  Abercrombie & Fitch Co., Class A ................      180,432
  13,480  Accenture, Ltd., Class A * ......................      351,154
   5,000  Coach, Inc. * ...................................      280,500
   2,600  Corporate Executive Board Co. ...................      166,140
   7,900  D.R. Horton, Inc. ...............................      314,262
   2,600  Electronics Boutique Holdings Corp. (O) * .......       91,234
   2,500  Fastenal Co. (O) ................................      150,325
   2,300  GameStop Corp. * ................................       44,620
   2,030  Helen Of Troy, Ltd. * ...........................       64,879
   3,200  MGM Mirage * ....................................      229,792
   6,900  Michaels Stores, Inc. ...........................      212,175
   3,800  Pixar * .........................................      331,246
   2,970  Red Robin Gourmet Burgers, Inc. * ...............      140,332
   6,400  Robert Half International, Inc. .................      194,176
   3,000  Ross Stores, Inc. ...............................       85,860
   1,600  Standard Pacific Corp. ..........................      106,448
   5,030  Tempur-Pedic International, Inc. * ..............      107,592
   3,600  Wynn Resorts, Ltd. (O) * ........................      236,016
  27,280  XM Satellite Radio Holdings, Inc., Class A * ....      870,505
                                                             -----------
                                                               4,217,450
                                                             -----------

          CONSUMER SERVICES - 10.86%
   2,680  Advisory Board Co. * ............................       95,542
  26,800  Apollo Group, Inc., Class A * ...................    2,095,492
   5,640  DiamondCluster International, Inc., Class A * ...       84,346
   7,700  Education Management Corp. * ....................      245,938
   7,755  Omnicom Group, Inc. .............................      658,322
  18,890  Research In Motion, Ltd. * ......................    1,346,668
   1,130  Strayer Education, Inc. .........................      121,306
                                                             -----------
                                                               4,647,614
                                                             -----------

          CONSUMER STAPLES - 1.48%
  12,520  Gillette Co. ....................................      635,014
                                                             -----------

          ENERGY - 4.21%
   4,420  Arch Coal, Inc. .................................      161,551
   2,420  Cabot Oil & Gas Corp. ...........................      113,934
   5,000  Cameco Corp. ....................................      171,750
   4,100  EOG Resources, Inc. .............................      304,425
  12,640  Petro-Canada ....................................      652,729
   4,950  Whiting Petroleum Corp. * .......................      172,854
   6,175  XTO Energy, Inc. ................................      221,744
                                                             -----------
                                                               1,798,987
                                                             -----------

          FINANCIALS - 11.83%
   1,430  Affiliated Managers Group, Inc. (O) * ...........       90,676
   1,630  Arch Capital Group, Ltd. * ......................       59,870
   7,620  Capital One Financial Corp. .....................      596,494
   4,700  CB Richard Ellis Group, Inc. * ..................      164,453
  13,275  Citigroup, Inc. .................................      651,139
  60,068  Countrywide Financial Corp. .....................    2,222,516
  10,010  Freddie Mac .....................................      653,553
   3,020  IndyMac Bancorp, Inc. ...........................      111,619
   3,150  Legg Mason, Inc. ................................      243,274
   5,920  State Street Corp. ..............................      265,275
                                                             -----------
                                                               5,058,869
                                                             -----------

          HEALTH CARE - 19.76%
  20,710  Abbott Laboratories .............................      932,364
   6,230  Abgenix, Inc. (O) * .............................       54,699
   3,730  Aetna, Inc. .....................................      473,897
   3,010  AMERIGROUP Corp. * ..............................      123,741
   3,240  Amylin Pharmaceuticals, Inc. (O) * ..............       72,608
  37,870  AstraZeneca PLC, ADR ............................    1,423,912
   1,780  AtheroGenics, Inc. (O) * ........................       33,019
   3,000  Cephalon, Inc. (O) * ............................      147,600
   9,000  Elan Corp. PLC, ADR (O) * .......................      242,370
  17,960  Eli Lilly & Co. .................................      974,151
  13,290  Forest Laboratories, Inc. * .....................      551,934
   4,890  Medicines Co. (O) * .............................      134,524
  28,570  Medtronic, Inc. .................................    1,499,639
  13,400  Millennium Pharmaceuticals, Inc. * ..............      123,414
   3,620  NPS Pharmaceuticals, Inc. * .....................       59,730
  38,190  Schering-Plough Corp. ...........................      708,806
   2,500  Triad Hospitals, Inc. * .........................      101,725
   6,560  WellPoint, Inc. * ...............................      797,040
                                                             -----------
                                                               8,455,173
                                                             -----------

          INDUSTRIALS - 4.79%
   2,340  Corrections Corp. of America * ..................       96,151
   2,930  General Dynamics Corp. ..........................      302,523
  26,650  General Electric Co. ............................      962,864
   4,030  Jackson Hewitt Tax Service, Inc. ................       89,788
   3,900  PACCAR, Inc. ....................................      275,574
   7,500  Rockwell Collins, Inc. ..........................      321,750
                                                             -----------
                                                               2,048,650
                                                             -----------

          INFORMATION TECHNOLOGY - 31.23%
   9,140  Aeroflex, Inc. * ................................       87,927
  11,200  Amdocs, Ltd. * ..................................      333,200
   3,500  CDW Corp. .......................................      204,750
  48,300  Cisco Systems, Inc. * ...........................      871,332
   4,700  Cognizant Technology Solutions Corp. * ..........      178,130
  43,080  Dell, Inc. * ....................................    1,799,021
  13,630  eBay, Inc. * ....................................    1,110,845
  35,410  Electronic Arts, Inc. * .........................    2,278,279
  28,220  First Data Corp. ................................    1,149,683
   2,660  Kanbay International, Inc. * ....................       71,687
  10,410  Lexmark International, Inc. * ...................      867,673
  11,310  MEMC Electronic Materials, Inc. * ...............      139,113
  34,190  Microsoft Corp. .................................      898,513
   8,700  Monster Worldwide, Inc. * .......................      272,223
   4,170  Navigant Consulting, Inc. * .....................       99,788
   4,150  NAVTEQ Corp. * ..................................      158,904
   8,500  Network Appliance, Inc. * .......................      270,640
   6,710  Polycom, Inc. * .................................      115,949
   6,100  Salesforce.com, Inc. * ..........................       83,570
  10,000  SanDisk Corp. * .................................      247,000
   5,750  Take-Two Interactive Software, Inc. (O) * .......      202,688
   7,460  THQ, Inc. (O) * .................................      165,985
  49,810  Yahoo!, Inc. * ..................................    1,753,810
                                                             -----------
                                                              13,360,710
                                                             -----------

          TELECOMMUNICATION SERVICES - 1.98%
  29,940  American Tower Corp., Class A * .................      542,513
  18,600  Crown Castle International Corp. * ..............      305,040
                                                             -----------
                                                                 847,553
                                                             -----------

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

MULTI-CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)      25

                                                          Value
  Shares                                                 (Note 1)
  ------                                               -----------
           COMMON STOCKS (CONTINUED)

           TRANSPORTATION - 0.21%
    1,600  Yellow Roadway Corp. * ...................  $    90,592
                                                       -----------

           TOTAL COMMON STOCKS                          41,160,612
                                                       -----------
           (Cost $35,735,426)

INVESTMENT COMPANIES - 6.75%
    1,540  iShares Russell 2000 Growth Index Fund ...       99,176
1,497,799  SSgA Prime Money Market Fund .............    1,497,799
1,290,620  State Street Navigator Securities
           Lending Prime Portfolio (I) ..............    1,290,620
                                                       -----------

           TOTAL INVESTMENT COMPANIES ...............    2,887,595
                                                       -----------
           (Cost $2,884,707)

TOTAL INVESTMENTS - 102.96% .........................   44,048,207
                                                       -----------
(Cost $38,620,133**)
NET OTHER ASSETS AND LIABILITIES - (2.96)%...........   (1,267,100)
                                                       -----------
TOTAL NET ASSETS - 100.00% ..........................  $42,781,107
                                                       ===========

------------------
* Non-income producing.

** Aggregate cost for Federal tax purposes was $38,696,678.

(I) Represents collateral held in connection with securities lending.

(O) All (or portion of security) on loan.

ADR American Depository Receipt.

PLC Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

26       INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------
COMMON STOCKS - 94.06%

           AUSTRALIA - 1.00%
   14,121  A.B.C. Learning Centres, Ltd. ............................   $   60,817
   28,500  James Hardie Industries N.V. .............................      152,807
   38,252  John Fairfax Holdings, Ltd. ..............................      130,837
   81,996  Macquarie Infrastructure Group ...........................      242,251
                                                                        ----------
                                                                           586,712
                                                                        ----------
           AUSTRIA - 0.34%
    4,000  Erste Bank der Oesterreichischen Sparkassen AG                  197,981
                                                                        ----------
           BELGIUM - 0.00%
      499  Solvus S.A. Strip VVPR * .................................            6
                                                                        ----------
           BRAZIL - 2.34%
    2,900  Brasil de Distribuicao Pao de Acucar, ADR ................       64,003
    2,000  Brasil Telecom Participacoes S.A., ADR ...................       65,200
    5,100  Companhia de Bebidas das Americas, ADR ...................      130,050
    5,300  Companhia de Concessoes Rodoviarias ......................      106,507
    9,800  Companhia Vale do Rio Doce, ADR ..........................      296,450
   35,200  Copel, ADR ...............................................      157,344
    3,800  Embraer Aircraft Corp., ADR ..............................      121,030
    4,700  Grendene S.A. * ..........................................       52,661
    5,800  Petroleo Brasileiro, S.A., ADR ...........................      235,770
   12,100  Souza Cruz S.A. ..........................................      141,776
                                                                        ----------
                                                                         1,370,791
                                                                        ----------
           CHILE - 0.29%
    6,300  AFP Provida S.A., ADR ....................................      168,840
                                                                        ----------
           CHINA - 0.67%
    9,920  China Mobile HK, Ltd., ADR ...............................      156,141
    2,260  CNOOC, Ltd., ADR .........................................      121,000
  132,000  People's Food Holdings, Ltd. .............................      116,920
                                                                        ----------
                                                                           394,061
                                                                        ----------
           CROATIA - 0.20%
    9,600  Pliva d.d., GDR (C) ......................................      118,731
                                                                        ----------
           CZECH REPUBLIC - 0.21%
    6,800  Cesky Telecom A.S. .......................................      123,435
                                                                        ----------
           EGYPT - 1.31%
   27,305  Commercial International Bank of Egypt, GDR (C) ..........      215,164
   17,200  Commercial International Bank of Egypt ...................      137,992
   14,600  Orascom Construction Industries ..........................      248,968
    2,600  Orascom Telecom Holding S.A.E. * .........................      166,923
                                                                        ----------
                                                                           769,047
                                                                        ----------
           FINLAND - 3.10%
   13,200  Amer Group, Ltd. .........................................      216,788
   65,500  Nokia Oyj ................................................    1,002,860
    9,000  Sampo Oyj ................................................      119,308
   27,100  Stora Enso Oyj ...........................................      391,004
    3,100  TietoEnator Oyj ..........................................       90,932
                                                                        ----------
                                                                         1,820,892
                                                                        ----------
           FRANCE - 7.17%
    3,800  Carbone Lorraine S.A. * ..................................      196,290
    6,300  Carrefour S.A. ...........................................      324,883
   19,227  Credit Agricole S.A. .....................................      574,034
    4,600  Lagardere S.C.A. .........................................      347,171
    4,300  Neopost S.A. .............................................      332,403
    9,445  Sanofi-Aventis ...........................................      704,980
    4,300  Schneider Electric S.A. ..................................      329,088
    4,100  Total S.A., Series B .....................................      881,812
   16,300  Vivendi Universal S.A. * .................................      515,303
                                                                        ----------
                                                                         4,205,964
                                                                        ----------
           GERMANY - 7.16%
    7,200  Commerzbank AG * .........................................      153,461
   39,800  Deutsche Telekom AG * ....................................      861,770
    7,900  E. On AG .................................................      708,945
    2,000  Fielmann AG ..............................................      140,939
      920  PUMA AG ..................................................      226,932
    9,100  Schering AG ..............................................      616,729
    8,300  Siemens AG ...............................................      659,638
    4,511  Techem AG * ..............................................      195,726
   13,300  Volkswagen AG ............................................      639,266
                                                                        ----------
                                                                         4,203,406
                                                                        ----------
           GREECE - 0.56%
    7,190  OPAP S.A. ................................................      192,481
    7,400  Piraeus Bank S.A. ........................................      136,246
                                                                        ----------
                                                                           328,727
                                                                        ----------
           HONG KONG - 1.34%
   19,500  China Netcom Group, Ltd. * ...............................       28,043
   49,100  Esprit Asia Holdings, Ltd. ...............................      284,827
   47,000  Foxconn International Holdings, Ltd. (H) * ...............       23,616
  116,000  Hutchison Telecommunications International, Ltd. * .......      104,917
  281,000  Pacific Basin Shipping, Ltd. .............................      120,687
  254,000  Texwinca Holdings, Ltd. ..................................      223,260
                                                                        ----------
                                                                           785,350
                                                                        ----------
           HUNGARY - 0.50%
    1,280  Gedeon Richter Rt. .......................................      168,054
    1,900  MOL Magyar Olaj-es Gazipari Rt. ..........................      127,043
                                                                        ----------
                                                                           295,097
                                                                        ----------
           INDIA - 1.95%
    9,700  Hero Honda Motors, Ltd. ..................................      119,143
    5,650  Hindalco Industries, Ltd. ................................      168,335
   34,800  Hindustan Lever, Ltd. ....................................      127,441
   17,600  Reliance Industries, Ltd. ................................      214,829
   22,200  Satyam Computer Services, Ltd. ...........................      210,709
   20,800  State Bank of India, Ltd. ................................      306,455
                                                                        ----------
                                                                         1,146,912
                                                                        ----------
           INDONESIA - 0.98%
  419,500  HM Sampoerna Tbk PT ......................................      341,110
   11,200  Telekomunikasi Indonesia Tbk PT, ADR .....................      232,400
                                                                        ----------
                                                                           573,510
                                                                        ----------
           IRELAND - 2.39%
   11,265  Anglo Irish Bank Corp. PLC ...............................      274,956
   24,500  Bank of Ireland ..........................................      389,179
   12,587  CRH PLC ..................................................      334,140
   10,100  DCC PLC ..................................................      228,587
   13,900  Grafton Group PLC * ......................................      172,608
                                                                        ----------
                                                                         1,399,470
                                                                        ----------

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]



QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)  27

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------
COMMON STOCKS (CONTINUED)

         ISRAEL - 0.26%
 42,000  Bank Hapoalim, Ltd. ......................................   $  151,695
                                                                      ----------
         ITALY - 2.64%
  2,500  Davide Campari-Milano SpA ................................      147,698
 35,500  Enel SpA .................................................      334,115
 30,700  Eni SpA ..................................................      748,560
  3,800  Lottomatica SpA ..........................................      142,979
 64,600  Terna SpA ................................................      178,556
                                                                      ----------
                                                                       1,551,908
                                                                      ----------
         JAPAN - 14.30%
  4,100  ACOM Co., Ltd. ...........................................      288,255
  2,650  Aiful Corp. ..............................................      300,172
  4,200  Credit Saison Co., Ltd. ..................................      142,219
  5,000  Daito Trust Construction Co., Ltd. .......................      231,295
  1,900  Don Quijote Co., Ltd. ....................................      104,185
    150  eAccess, Ltd. * ..........................................      151,881
     58  East Japan Railway Co. ...................................      312,472
  8,000  Fanuc, Ltd. ..............................................      538,416
 65,300  Fujitsu, Ltd. ............................................      380,178
  9,000  Hisamitsu Pharmaceutical Co., Inc. .......................      199,383
  7,000  JSR Corp. ................................................      148,746
 11,700  Leopalace21 Corp. ........................................      212,765
 37,000  Mitsubishi Estate Co., Ltd. ..............................      466,128
  9,300  Murata Manufacturing Co., Ltd. ...........................      484,211
  4,600  NEC Electronics Corp. ....................................      232,240
 55,400  Nissan Motor Co., Ltd. ...................................      588,436
 45,000  Nomura Holdings, Inc. ....................................      595,317
    203  NTT DoCoMo, Inc. .........................................      353,180
 11,800  OSG Corp. ................................................      151,544
  5,000  Rinnai Corp. .............................................      126,224
 19,000  Sanyo Shokai, Ltd. .......................................      106,551
  3,000  Secom Techno Service Co., Ltd. ...........................      124,248
 11,800  Shin-Etsu Chemical Co., Ltd. .............................      466,114
 44,000  Sumitomo Trust & Banking Co., Ltd. .......................      297,849
 23,000  Suruga Bank, Ltd. ........................................      189,274
  6,600  Takeda Pharmaceutical Co., Ltd. ..........................      313,643
115,000  Tokyo Gas Co., Ltd. ......................................      474,614
  9,000  Uniden Corp. .............................................      172,238
  2,100  USS Co., Ltd. ............................................      173,494
     40  Yoshinoya D&C Co., Ltd. ..................................       65,585
                                                                      ----------
                                                                       8,390,857
                                                                      ----------
         LUXEMBOURG - 0.02%
  1,400  Stolt Offshore S.A. * ....................................        9,813
                                                                      ----------
         MEXICO - 1.64%
 46,800  America Telecom, S.A. de C.V., Series A* .................      135,688
  2,170  Fomento Economico Mexicano S.A. de C.V. ADR ..............      116,659
  2,500  Grupo Televisa, S.A. de C.V., ADR ........................      147,075
 26,900  Kimberly-Clark de Mexico, S.A. de C.V., Class A ..........       87,735
  8,600  Telefonos de Mexico S.A. de C.V., ADR ....................      320,350
 28,200  Urbi Desarrollos Urbanos S.A. de  C.V. * .................      152,453
                                                                      ----------
                                                                         959,960
                                                                      ----------
         MOROCCO - 0.03%
  1,700  Maroc Telecom * ..........................................       17,329
                                                                      ----------
         NETHERLANDS - 5.72%
  4,440  Boskalis Westminster N.V. ................................      159,385
  1,100  Efes Breweries International N.V., GDR (C) * .............       35,343
  2,848  Fugro N.V. ...............................................      252,588
  8,221  Heineken N.V. ............................................      281,889
  6,073  Hunter Douglas N.V. ......................................      321,301
  1,482  IHC Caland N.V. ..........................................       93,661
  4,900  Imtech N.V. ..............................................      166,286
 21,663  Philips Electronics N.V. .................................      565,678
 20,500  Royal Dutch Petroleum Co. ................................    1,192,730
  5,100  Telegraaf Holdings MIJ N.V. ..............................      127,510
  6,078  United Services Group N.V. ...............................      161,486
                                                                      ----------
                                                                       3,357,857
                                                                      ----------
         NORWAY - 1.49%
 38,400  Den Norske Bank ASA ......................................      352,140
  6,300  Ekornes ASA ..............................................      145,758
 24,400  Statoil ASA ..............................................      374,160
                                                                      ----------
                                                                         872,058
                                                                      ----------
         PERU - 0.21%
  7,000  Credicorp, Ltd. ..........................................      123,900
                                                                      ----------
         PHILIPPINES - 0.18%
  4,000  Philippine Long Distance Telephone Co., ADR * ............      104,000
                                                                      ----------
         RUSSIA - 0.76%
  1,755  LUKOIL, ADR ..............................................      218,111
  4,000  Mobile Telesystems, ADR ..................................      143,920
  4,900  Wimm-Bill-Dann Foods OJSC, ADR * .........................       82,026
                                                                      ----------
                                                                         444,057
                                                                      ----------
         SINGAPORE - 0.66%
 46,000  Overseas Chinese Banking Corp., Ltd. .....................      385,272
                                                                      ----------
         SOUTH AFRICA - 2.81%
  4,300  Edgars Consolidated Stores, Ltd. .........................      216,392
  3,800  Harmony Gold Mining Co., Ltd., ADR .......................       30,894
  2,850  Impala Platinum Holdings, Ltd. ...........................      239,049
 18,200  Kumba Resources, Ltd. ....................................      161,967
 97,900  Old Mutual PLC ...........................................      232,698
 59,100  Sanlam, Ltd. .............................................      125,229
 14,900  Sappi, Ltd. ..............................................      191,730
  9,500  Sasol, Ltd. ..............................................      192,876
115,596  Steinhoff International Holdings, Ltd. ...................      257,331
                                                                      ----------
                                                                       1,648,166
                                                                      ----------
         SOUTH KOREA - 4.83%
  5,700  Daewoo Shipbuilding & Marine Engineering
         Co., Ltd., GDR (C) .......................................      197,391
  1,150  Hite Brewery Co., Ltd. * .................................       96,586
  2,700  Hyundai Motor Co. ........................................      153,101
  9,686  Kookmin Bank .............................................      417,691
  6,640  KT Corp., ADR ............................................      143,822
    400  KT Corp. .................................................       16,243
  3,200  LG Chem, Ltd. ............................................      120,782
  1,500  LG Electronics, Inc. .....................................      103,303
  4,400  LG Household & Health Care, Ltd. .........................      127,585
  4,700  LG.Philips LCD Co., Ltd., ADR * ..........................      101,520
    740  POSCO ....................................................      134,450
    800  POSCO, ADR ...............................................       36,000

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

                                                                         Value
 Shares                                                                (Note 1)
-------                                                               ----------
COMMON STOCKS (CONTINUED)

         SOUTH KOREA (CONTINUED)
  2,619  Samsung Electronics Co., Ltd., GDR (C) ...................   $  628,560
  2,074  Samsung Fire & Marine Insurance Co., Ltd. ................      161,578
  1,120  Samsung SDI Co., Ltd. ....................................      121,809
    870  SK Telecom Co., Ltd. .....................................      151,727
  6,139  SK Telecom Co., Ltd., ADR ................................      122,534
                                                                      ----------
                                                                       2,834,682
                                                                      ----------
         SPAIN - 1.20%
 13,400  Abengoa, S.A. ............................................      144,181
  9,100  Corporacion Mapfre S.A. ..................................      132,929
 13,200  Indra Sistemas, S.A. .....................................      225,983
 10,100  Prosegur, CIA de Seguridad S.A. ..........................      199,843
                                                                      ----------
                                                                         702,936
                                                                      ----------
         SWEDEN - 1.41%
  9,200  Alfa Laval AB ............................................      147,680
 11,260  Elekta AB * ..............................................      350,122
 10,300  Getinge AB ...............................................      134,392
 16,400  Swedish Match AB .........................................      197,373
                                                                      ----------
                                                                         829,567
                                                                      ----------
         SWITZERLAND - 4.02%
 10,600  Compagnie Financiere Richemont AG, Class A ...............      331,853
 19,570  Credit Suisse Group * ....................................      790,669
    320  Edipresse S.A. ...........................................      161,946
    100  Geberit AG ...............................................       74,555
  1,700  Nestle S.A. ..............................................      446,323
  8,100  Swiss Reinsurance Co. ....................................      553,836
                                                                      ----------
                                                                       2,359,182
                                                                      ----------
         TAIWAN - 1.73%
 64,624  Advantech Co., Ltd. ......................................      149,640
 98,122  Chinatrust Financial Holding Co., Ltd. ...................      110,405
 11,093  Compal Electronics, Inc., GDR ............................       53,026
 35,738  Compal Electronics, Inc. .................................       33,791
139,000  Fubon Group Co., Ltd. ....................................      139,447
 51,197  Hon Hai Precision Industry Co., Ltd. .....................      226,142
186,000  Taiwan Semiconductor Manufacturing  Co., Ltd. ............      304,939
                                                                      ----------
                                                                       1,017,390
                                                                      ----------
         THAILAND - 0.17%
141,400  Thai Union Frozen Products Public  Co., Ltd. .............      100,843
                                                                      ----------
         TURKEY - 0.38%
 35,371  Akbank T.A.S. ............................................      220,704
                                                                      ----------
         UNITED KINGDOM - 17.85%
 68,500  Barclays PLC .............................................      751,677
 48,300  BP PLC ...................................................      479,062
 76,800  BRiT Insurance Holdings PLC ..............................      116,138
 13,221  Bunzl PLC ................................................      110,589
 35,500  Cadbury Schweppes PLC ....................................      318,198
  9,400  Carpetright PLC ..........................................      205,488
 22,175  Cattles PLC ..............................................      162,960
  3,180  Cobham PLC ...............................................       79,985
191,500  Cookson Group PLC * ......................................      128,672
 47,100  Diageo PLC ...............................................      642,195
 11,300  Enterprise Inns PLC ......................................      158,752
 40,900  GlaxoSmithKline PLC ......................................      908,488
 22,300  Halfords Group PLC .......................................      132,289
 54,730  HSBC Holdings PLC ........................................      908,393
 16,500  Imperial Tobacco Group PLC ...............................      432,847
 17,300  Intertek Group PLC .......................................      237,950
 47,960  Kesa Electricals PLC .....................................      288,791
  7,339  Man Group PLC ............................................      188,194
 75,600  Marks and Spencer Group PLC ..............................      513,697
 17,700  Northgate PLC ............................................      308,367
 60,200  Prudential PLC ...........................................      521,844
 96,831  Regus Group PLC * ........................................      160,644
111,100  Rentokil Initial PLC .....................................      318,396
  1,400  Rio Tinto PLC ............................................       43,762
 27,700  Royal Bank of Scotland Group PLC .........................      917,907
 10,500  Signet Group PLC, ADR ....................................      223,440
 14,100  Trinity Mirror PLC .......................................      180,621
 67,800  Unilever PLC .............................................      643,756
 16,400  Vodafone Group PLC .......................................       42,471
 18,200  William Hill PLC .........................................      198,843
 18,400  Wimpey George PLC ........................................      145,301
                                                                      ----------
                                                                      10,469,717
                                                                      ----------
         VENEZUELA - 0.24%
  7,234  Compania Anonima Nacional Telefonos de Venezuela, ADR ....      143,306
                                                                      ----------
         TOTAL COMMON STOCKS ......................................   55,184,131
                                                                      ----------
         ( Cost $40,701,151 )

PREFERRED STOCKS - 1.97%

         BRAZIL - 1.26%
454,100  Caemi Mineracao e Metalurgica S.A. * .....................      418,501
  8,000  Telemar Norte Leste S.A. .................................      181,109
  6,800  Usinas Siderurgicas de Minas Gerais S.A. .................      139,121
                                                                      ----------
                                                                         738,731
                                                                      ----------
         GERMANY - 0.71%
    429  Porsche AG ...............................................      279,976
  7,400  ProSiebenSat.1 Media AG ..................................      136,117
                                                                      ----------
                                                                         416,093
                                                                      ----------
         TOTAL PREFERRED STOCKS ...................................    1,154,824
                                                                      ----------
         ( Cost $609,384 )

WARRANTS AND RIGHTS - 0.00%

         JAPAN - 0.00%
    240  Belluna Co., Ltd. (Exercise Price $35.65) (L) * ..........            0
                                                                      ----------
         TOTAL WARRANTS AND RIGHTS ............. ..................            0
                                                                      ----------
         ( Cost $227 )

              See accompanying Notes to Portfolios of Investments.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)  29

                                                                       Value
     Par Value                                                        (Note 1)
     ---------                                                     -------------
  CERTIFICATE OFDEPOSIT - 3.19%
$  1,868,897  State Street Eurodollar (N) ......................   $   1,868,897
                                                                   -------------

              TOTAL CERTIFICATE OF DEPOSIT .....................       1,868,897
                                                                   -------------
              ( Cost $1,868,897 )

  TOTAL INVESTMENTS - 99.22% ...................................      58,207,852
                                                                   -------------
  ( Cost $43,179,659** )
  NET OTHER ASSETS AND LIABILITIES - 0.78% .....................         458,753
                                                                   -------------
  TOTAL NET ASSETS - 100.00% ...................................   $  58,666,605
                                                                   =============

-----------------------
  *      Non-income producing.

 **      Aggregate cost for Federal tax purposes was $43,202,047.

(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H)      Security purchased on a delayed delivery or when-issued basis.

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note
         1).

(N) Security pledged as collateral for when-issued purchase committments outstanding as of January 31, 2005.

ADR      American Depository Receipt.

GDR      Global Depository Receipt.

PLC      Public Limited Company.

OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets        % of Net Assets
                                                            ---------------
    Banks ...............................................        13.6%
    Oil & Gas ...........................................         8.6%
    Communication Services ..............................         6.0%
    Drugs & Health Care .................................         6.0%
    Food & Beverages ....................................         5.4%
    Telecommunications ..................................         4.5%
    Retail ..............................................         4.3%
    Net Other Assets less Liabilities ...................         4.0%
    Financial Services ..................................         3.9%
    Insurance ...........................................         3.3%
    Electronics .........................................         3.2%
    Automobiles .........................................         3.0%
    Mining ..............................................         2.8%
    Computers & Business Equipment ......................         2.5%
    Electric Utilities ..................................         2.4%
    Household Appliances & Home Furnishings .............         2.4%
    Manufacturing .......................................         2.2%
    Business Services ...................................         2.0%
    Tobacco .............................................         1.9%
    Real Essate .........................................         1.7%
    Construction & Mining Equipment .....................         1.6%
    Chemicals ...........................................         1.4%
    Industrial Machinery ................................         1.3%
    Leisure Time ........................................         1.3%
    Railroads & Equipment ...............................         1.1%
    Building Construction ...............................         1.1%
    Apparel & Textiles ..................................         1.0%
    Electrical Equipment ................................         0.9%
    Computer Software/Services ..........................         0.7%
    Forest Products .....................................         0.7%
    Conglomerates .......................................         0.5%
    Paper ...............................................         0.5%
    Publishing ..........................................         0.5%
    Turnpikes & Toll Roads ..............................         0.4%
    Aerospace ...........................................         0.3%
    Construction Materials ..............................         0.3%
    Hotels & Restaurants ................................         0.3%
    Internet ............................................         0.3%
    Machinery/Equipment .................................         0.3%
    Shipbuilding ........................................         0.3%
    Auto Parts ..........................................         0.2%
    Commercial/Consumer Services ........................         0.2%
    Cosmetics & Toiletries ..............................         0.2%
    Household Products ..................................         0.2%
    Retail-Discount .....................................         0.2%
    Television ..........................................         0.2%
    Transportation ......................................         0.2%
    School ..............................................         0.1%
    Diversified .........................................         0.0%
                                                                -----
                                                                100.0%
                                                                =====

              See accompanying Notes to Portfolios of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

30               NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows. Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs,
(a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Fund or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Funds' Securities Valuation Committee shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Advisor and under the general supervision of the Board of Trustees. A fund's investments will be valued at fair value if in the judgment of the Investment Advisor an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Security and Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs, or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method which is the same method used for federal income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

                 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)               31

The Funds have established procedures providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, subnormal levels of income, declines in value of the underlying securities, lack of access to income during this period and the additional cost related to enforcing its rights.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of such transactions.

The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that are due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: The Funds (other than the Cash Reserves Fund) may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the Fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed with an offseting contract. Realized and unrealized gains and losses are included in the Statements of Operations. At the period ended January 31, 2005, only the High Income Fund had open forward foreign currency exchange contracts, which are presented in the fund's Portfolio of Investments.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Futures Contracts: The Funds (other than the Cash Reserves Fund) may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market conditions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended January 31, 2005, the High Income Fund and the International Stock Fund entered into such transactions, the market values of which are identified in each Fund's Portfolio of Investments.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

32                 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

2. FOREIGN SECURITIES

Each fund may invest in foreign securities. Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities.

3. RESTRICTED SECURITIES

Each fund may invest in restricted securities. A restricted security is one that is originally issued in a private placement rather than a public offering and has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933. If and when such securities are registered, the costs of registering such securities are paid by the issuer. For the period ended January 31, 2005, only the High Income Fund held restricted securities which are presented in the fund's Portfolio of Investments. The acquisition date, the enforceable right to acquire the security, along with the original cost and fair market value of the restricted security are as follows:

                            ACQUISITION         RIGHT TO       ACQUISITION              VALUE AS % OF
     SECURITY NAME              DATE          ACQUIRE DATE        COST      FAIR VALUE   NET ASSETS
-----------------------  -----------------  -----------------  -----------  ----------  -------------
Doe Run Resources Corp.
Series A1 PIK            1/23/03 - 4/15/04  1/23/03 - 4/15/04    $66,905     $ 40,737       0.06%

4. SECURITIES LENDING

The Funds, excluding the Cash Reserves Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At January 31, 2005, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of all collateral is included within the Portfolio of Investments with an offsetting liability, payable upon return of securities loaned, reflected on the Statements of Assets and Liabilities.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at January 31, 2005 is as follows:

FUND                         VALUE OF SECURITIES ON LOAN
----                         ---------------------------
Bond Fund                          $  17,345,818
High Income Fund                      14,151,504
Balanced Fund                         16,048,367
Capital Appreciation Fund              3,018,410
Mid-Cap Fund                           2,888,375
Multi-Cap Growth Fund                  1,261,805

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

                NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)                33

5. TAX INFORMATION

At January 31, 2005, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                   APPRECIATION   DEPRECIATION        NET
----                   ------------   ------------   ------------
Bond                   $  2,931,183   $    548,808   $  2,382,375
High Income               3,413,195        595,201      2,817,994
Balanced                 24,767,545      9,236,128     15,531,417
Growth and Income        29,549,125     11,111,214     18,437,911
Capital Appreciation     23,467,903      8,686,732     14,781,171
Mid-Cap Fund             12,443,303      2,143,233     10,300,070
Multi-Cap Growth          6,457,161      1,105,631      5,351,529
International Stock      15,561,748        555,943     15,005,805

The differences between cost amounts for book purposes and tax purposes are primarily due to deferred losses.

6. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The Funds (other than the Cash Reserves Fund) enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income, which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

[MEMBERS MUTUAL FUNDS LOGO]

                                      QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

34                        OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the twelve-month period ended June 30, 2004 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

                                                     [MEMBERS MUTUAL FUNDS LOGO]

QUARTERLY HOLDINGS REPORT JANUARY 31, 2005

                          [MEMBERS MUTUAL FUNDS LOGO]

                            MEMBERS(R) Mutual Funds
                              Post Office Box 8390
                             Boston, MA 02266-8390
                                1 (800) 877-6089
                              www.membersfunds.com

                                Distributed by:

                         CUNA Brokerage Services, Inc.
                       Office of Supervisory Jurisdiction
                               2000 Heritage Way
                             Waverly, IA 50677-9202

                                Member NASD/SIPC

Distributed by CUNA Brokerage Services, Inc. (CBSI), 2000 Heritage Way, Waverly, Iowa 50677, toll-free 1 (866) 512-6109. NONDEPOSIT INVESTMENT PRODUCTS ARE NOT FEDERALLY INSURED, INVOLVE INVESTMENT RISK, MAY LOSE VALUE AND ARE NOT OBLIGATIONS OF OR GUARANTEED BY THE CREDIT UNION. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your registered representative or from MEMBERS Mutual Funds, Post Office Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of the investment carefully before investing. The prospectus contains this and other information about the investment company. For more current performance information, call 1 (800) 877-6089. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

                                                            (C)CUNA Mutual Group

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

I, Lawrence R. Halverson, certify that:

1.    I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: 03/23/2005                           /s/ Lawrence R. Halverson
                                           -------------------------
                                           Lawrence R. Halverson
                                           President, MEMBERS Mutual Funds

I, Mary L. Hoffmann, certify that:

1.    I have reviewed this report on Form N-Q of MEMBERS Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      c) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      d) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: 03/23/2005                           /s/ Mary E. Hoffmann
                                           --------------------
                                           Mary E. Hoffmann
                                           Treasurer, MEMBERS Mutual Funds

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS

BY: /s/ Lawrence R. Halverson
    -------------------------
        Lawrence R. Halverson
        President

DATE: 03/23/2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Lawrence R. Halverson
    -------------------------
        Lawrence R. Halverson
        President, MEMBERS Mutual Funds

DATE: 03/23/2005

BY: /s/ Mary E. Hoffmann
    --------------------
        Mary E. Hoffmann
        Treasurer, MEMBERS Mutual Funds

DATE: 03/23/2005